UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	811-05162

Exact name of registrant as specified in charter:	Delaware VIP Trust

Address of principal executive offices:	2005 Market Street
Philadelphia, PA 19103

Name and address of agent for service:	David F. Connor, Esq.
2005 Market Street
Philadelphia, PA 19103

Registrant’s telephone number, including area code:	(800) 523-1918

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2009

Item 1. Schedule of Investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Cash Reserve Series

March 31, 2009

	Principal
	Amount	Value
Agency Obligations – 1.48%
Federal Home Loan Bank 1.15% 4/16/10	$250,000	$250,000
Total Agency Obligations (cost $250,000)		250,000

Certificates of Deposit – 4.45%
Bank of Nova Scotia Housing 0.73% 5/18/09	250,000	250,000
Rabobank Netherland New York 0.85% 8/3/09	250,000	250,000
Toronto Dominion Bank 0.95% 12/22/09	250,000	250,000
Total Certificates of Deposit (cost $750,000)		750,000

Commercial Paper – 78.13%
Colleges and Universities – 22.25%
≠Cornell University
0.601% 7/8/09	250,000	249,592
0.652% 6/17/09	250,000	249,652
≠Dartmouth College 0.40% 5/27/09	250,000	249,844
Emory University
0.55% 4/8/09	250,000	250,000
1.40% 4/7/09	250,000	250,000
Johns Hopkins University 0.50% 4/8/09	250,000	250,000
≠Leland Stanford Junior University 0.35% 4/16/09	250,000	249,964
Massachusetts Health & Educational Facilities Authority (Harvard University) 0.45% 6/16/09	250,000	250,000
≠University of California
0.501% 6/8/09	250,000	249,764
0.551% 6/5/09	250,000	249,752
≠University of Chicago 0.601% 5/12/09	250,000	249,829
≠Vanderbilt University
0.601% 5/6/09	250,000	249,854
1.154% 5/18/09	250,000	249,625
≠Yale University
0.651% 6/4/09	250,000	249,711
0.651% 6/10/09	250,000	249,684
		3,747,271
Consumer Products – 1.48%
≠Proctor & Gamble International Finance 0.35% 4/13/09	250,000	249,971
		249,971
Financial Services – 2.97%
≠CME Group
0.35% 5/5/09	250,000	249,917
0.40% 4/3/09	250,000	249,995
		499,912
Industrial – 22.25%
≠BP Capital Markets 0.521% 8/3/09	250,000	249,552
≠ConocoPhillips
0.23% 4/6/09	250,000	249,992
0.37% 7/1/09	250,000	249,766
≠Electricite de France 0.40% 4/9/09	250,000	249,978
≠Johnson & Johnson
0.471% 8/31/09	250,000	249,504
1.207% 4/28/09	250,000	249,775

≠L'Oreal USA 0.30% 4/22/09	250,000	249,956
≠Medtronic 0.552% 8/7/09	250,000	249,511
≠Nokia
0.601% 5/28/09	250,000	249,763
1.002% 4/2/09	250,000	249,993
Shell International Finance
≠1.61% 4/15/09	250,000	249,844
2.016% 4/1/09	250,000	250,000
≠Statoil
0.40% 4/14/09	250,000	249,964
0.40% 4/22/09	250,000	249,942
≠Unilever Capital 0.651% 4/14/09	250,000	249,941
		3,747,481
Mortgage Bankers & Brokers – 20.67%
BNP Paribas Finance
0.28% 4/1/09	250,000	250,000
≠0.611% 4/13/09	250,000	249,949
≠British Columbia Providence of Canada 0.35% 7/30/09	250,000	249,708
≠European Investment Bank 0.26% 4/21/09	250,000	249,964
≠Goldman Sachs Group 0.15% 4/7/09	500,000	499,988
≠ING US Funding 0.42% 4/16/09	250,000	249,956
≠JPMorgan Chase Bank 0.45% 5/27/09	234,000	233,836
≠JPMorgan Chase Funding 0.753% 8/12/09	250,000	249,307
≠KKW 0.43% 5/8/09	250,000	249,890
≠Royal Bank of Canada
0.501% 5/22/09	250,000	249,823
0.551% 8/17/09	250,000	249,473
Societe Generale North America 0.18% 4/1/09	500,000	500,000
		3,481,894
Pharmaceuticals – 8.51%
≠Merck 0.32% 4/28/09	250,000	249,940
≠Pfizer 0.36% 6/9/09	435,000	434,701
Roche Holdings 0.30% 5/15/09	250,000	249,908
≠Sanofi-Aventis
0.28% 4/23/09	250,000	249,957
0.35% 4/22/09	250,000	249,949
		1,434,455
Total Commercial Paper (cost $13,160,984)		13,160,984

Corporate Bonds – 7.48%
Ameritech Capital Funding 6.25% 5/18/09	250,000	251,412
BellSouth 4.20% 9/15/09	250,000	252,559
Credit Suisse First Boston USA 4.125% 1/15/10	250,000	251,945
PNC Funding 4.50% 3/10/10	250,000	249,710
Wells Fargo 4.20% 1/15/10	250,000	253,612
Total Corporate Bonds (cost $1,259,238)		1,259,238

•Floating Rate Notes – 2.97%
Barclays Bank New York 2.41% 1/13/10	250,000	249,908
Proctor & Gamble International Funding 1.486% 2/8/10	250,000	250,000
Total Floating Rate Notes (cost $499,908)		499,908

≠U.S. Treasury Obligation – 5.22%
Treasury Bill 0.10% 4/16/09	880,000	879,963
Total U.S. Treasury Obligation (cost $879,963)		879,963

Total Value of Securities – 99.73%
(cost $16,800,093) ©		16,800,093
Receivables and Other Assets Net of Liabilities (See Notes) – 0.27%		44,857
Net Assets Applicable to 16,844,056 Shares Outstanding – 100.00%		$16,844,950

≠The rate shown is the effective yield at the time of purchase.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
©Also the cost for federal income tax purposes.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principals and are consistently followed by Delaware VIP® Trust – Delaware VIP Cash Reserve Series (Series).

Security Valuation – Securities are valued at amortized cost, which approximates market value.

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income and common expenses are allocated to the classes of the Series on the basis of “settled shares” of each class in relation to the net assets of the Series. Realized and unrealized gain (loss) on investments is allocated to the various classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2009, the Series held no investments in repurchase agreements.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Interest income is recorded on the accrual basis. Discounts and premiums are amortized to interest income over the lives of the respective securities. The Series declares dividends daily from net investment income and pays such dividends monthly and declares and pays distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $52,551 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2010.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$879,964
Level 2	15,920,129
Level 3	-
Total	$16,800,093

There were no Level 3 securities at the beginning or end of the period.

3. Credit and Market Risk
An investment in the Series is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Series seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended (Act), and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Fund’s limitation on investments in illiquid assets. The Series may also invest in securities exempt from registration under Section 4(2) of the Act, which exempts from registration transactions by an issuer not involving any public offering. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Section 4(2) and/or Rule 144A securities and no securities have been determined to be illiquid under the Series' Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Diversified Income Series

March 31, 2009

		Principal	Value
		Amount°	(U.S. $)
Agency Asset-Backed Securities – 0.02%
•Fannie Mae Grantor Trust Series 2003-T4 2A5 5.407% 9/26/33	USD	325,696	$237,031
•Fannie Mae Whole Loan Series 2002-W11 AV1 0.86% 11/25/32		8,680	7,157
Total Agency Asset-Backed Securities (cost $332,950)			244,188

Agency Collateralized Mortgage Obligations – 3.97%
Fannie Mae
Series 1996-46 ZA 7.50% 11/25/26		125,086	134,872
Series 2001-50 BA 7.00% 10/25/41		161,979	173,520
Series 2002-90 A1 6.50% 6/25/42		14,761	15,583
Series 2002-90 A2 6.50% 11/25/42		52,537	54,216
Series 2003-106 WE 4.50% 11/25/22		5,100,000	5,324,697
Series 2003-122 AJ 4.50% 2/25/28		159,018	161,489
Series 2005-110 MB 5.50% 9/25/35		610,363	629,098
Series 2006-39 PE 5.50% 10/25/32		4,637,000	4,839,001
Series 2006-M2 A2F 5.259% 5/25/20		20,000	21,145
Fannie Mae Grantor Trust
Series 1999-T2 A1 7.50% 1/19/39		1,300	1,388
Series 2001-T8 A2 9.50% 7/25/41		11,616	12,632
Series 2002-T4 A3 7.50% 12/25/41		25,089	26,885
Series 2004-T1 1A2 6.50% 1/25/44		29,105	30,214
Fannie Mae Whole Loan
Series 2002-W6 2A1 7.00% 6/25/42		45,392	48,626
Series 2004-W9 2A1 6.50% 2/25/44		7,811	8,108
Series 2004-W11 1A2 6.50% 5/25/44		82,644	85,795
Freddie Mac
Series 1730 Z 7.00% 5/15/24		115,535	119,519
Series 2326 ZQ 6.50% 6/15/31		177,420	188,527
Series 2541 JB 5.00% 2/15/16		120,932	122,354
Series 2557 WE 5.00% 1/15/18		1,420,000	1,505,646
Series 2622 PE 4.50% 5/15/18		3,565,000	3,742,988
Series 2662 MA 4.50% 10/15/31		352,141	361,205
Series 2687 PG 5.50% 3/15/32		1,250,000	1,301,579
Series 2694 QG 4.50% 1/15/29		1,020,000	1,056,629
Series 2762 LG 5.00% 9/15/32		3,950,000	4,127,833
Series 2809 DC 4.50% 6/15/19		1,000,000	1,046,683
Series 2872 GC 5.00% 11/15/29		625,000	651,920
Series 2890 PC 5.00% 7/15/30		1,575,000	1,642,142
Series 2915 KP 5.00% 11/15/29		705,000	735,975
Series 3022 MB 5.00% 12/15/28		165,000	172,170
Series 3063 PC 5.00% 2/15/29		2,820,000	2,943,028
Series 3113 QA 5.00% 11/15/25		1,232,375	1,261,312
Series 3128 BC 5.00% 10/15/27		3,950,000	4,109,534
Series 3131 MC 5.50% 4/15/33		930,000	973,959
Series 3154 PJ 5.50% 3/15/27		1,177,873	1,199,948
Series 3337 PB 5.50% 7/15/30		1,015,000	1,047,316
wFreddie Mac Structured Pass Through Securities
Series T-54 2A 6.50% 2/25/43		25,446	26,289
Series T-58 2A 6.50% 9/25/43		10,805	11,227
Total Agency Collateralized Mortgage Obligations (cost $38,065,969)			39,915,052

Agency Mortgage-Backed Securities – 14.43%
Fannie Mae
5.50% 1/1/13		107,720	109,100
6.50% 8/1/17		44,361	46,478
•Fannie Mae ARM
5.041% 10/1/33		52,635	53,362
5.046% 8/1/35		445,353	457,678
5.135% 11/1/35		896,054	923,378
5.398% 4/1/36		1,104,440	1,142,463
5.547% 6/1/37		26,107	27,022
5.918% 8/1/37		1,178,569	1,227,041
Fannie Mae Relocation 15 yr 4.00% 9/1/20		816,502	806,489
Fannie Mae Relocation 30 yr
5.00% 11/1/33		40,286	41,046
5.00% 8/1/34		59,264	60,342
5.00% 11/1/34		58,765	59,833
5.00% 4/1/35		184,749	188,024
5.00% 10/1/35		331,040	336,907
5.00% 1/1/36		457,900	466,015
Fannie Mae S.F. 15 yr
4.50% 6/1/23		4,705,202	4,850,161
5.00% 5/1/21		773,663	806,608
6.00% 12/1/22		4,941,245	5,178,683

Fannie Mae S.F. 20 yr 5.00% 8/1/28	3,797,722	3,935,722
Fannie Mae S.F. 30 yr
4.50% 3/1/39	1,497,710	1,532,334
5.00% 9/1/35	656,953	679,382
5.00% 12/1/36	969,161	1,002,249
*5.00% 12/1/36	6,257,766	6,471,410
5.00% 12/1/37	940,506	971,534
5.00% 1/1/38	1,627,467	1,681,158
5.00% 2/1/38	762,926	788,095
5.50% 3/1/29	2,807	2,938
5.50% 4/1/29	2,758	2,887
5.50% 7/1/37	2,948,169	3,062,935
5.50% 12/1/37	7,570,258	7,864,953
*5.50% 10/1/38	9,782,203	10,163,006
*6.00% 7/1/37	2,624,661	2,744,391
6.00% 3/1/38	1,460,143	1,526,751
*6.00% 8/1/38	7,186,510	7,514,342
6.50% 3/1/36	1,582,938	1,669,490
6.50% 9/1/36	486,375	512,968
*6.50% 11/1/36	3,625,902	3,824,158
6.50% 2/1/37	1,396,421	1,472,774
6.50% 8/1/37	1,793,955	1,891,943
6.50% 10/1/37	2,519,764	2,657,397
6.50% 11/1/37	2,290,638	2,415,756
7.50% 3/1/32	1,002	1,080
7.50% 4/1/32	3,101	3,343
Fannie Mae S.F. 30 yr TBA
4.00% 4/1/39	7,000,000	7,038,829
4.50% 1/1/40	17,075,000	17,448,517
•Freddie Mac ARM
4.406% 12/1/33	138,760	141,024
5.239% 4/1/34	5,195	5,346
5.673% 7/1/36	507,339	525,202
5.772% 8/1/37	24,854	25,717
5.933% 6/1/37	1,788,211	1,858,598
6.114% 10/1/37	45,126	46,954
6.335% 2/1/37	1,362,443	1,419,838
Freddie Mac Relocation 30 yr 5.00% 9/1/33	88,698	90,408
Freddie Mac S.F. 15 yr
4.50% 5/1/20	1,792,552	1,854,320
5.00% 6/1/18	596,463	620,384
Freddie Mac S.F. 30 yr
4.50% 10/1/35	1,524,103	1,557,949
5.50% 10/1/38	1,616,877	1,679,519
*6.00% 5/1/38	3,953,469	4,137,523
6.00% 5/1/38	3,459,384	3,620,435
6.00% 8/1/38	2,897,682	3,032,584
6.50% 8/1/38	1,525,217	1,609,763
Freddie Mac S.F. 30 yr TBA 5.00% 4/1/39	16,180,000	16,685,626
GNMA I S.F. 30 yr 7.00% 12/15/34	494,750	528,308
Total Agency Mortgage-Backed Securities (cost $140,608,203)		145,100,470

Agency Obligations – 2.18%
*¥Fannie Mae 3.25% 4/9/13	4,860,000	5,077,564
*Federal Home Loan Bank System 3.625% 10/18/13	4,010,000	4,186,985
^Financing Corporation Interest Strip
CPN 4.782% 4/6/12	645,000	594,816
CPN 4.797% 5/2/12	125,000	115,125
CPN 4.901% 10/6/12	545,000	491,512
CPN 4.938% 10/6/13	109,000	95,206
CPN 5.079% 2/8/13	252,000	223,950
CPN 5.08% 8/8/13	252,000	221,231
CPN 5.101% 10/6/11	120,000	112,957
CPN 5.175% 3/26/12	200,000	184,528
CPN 5.193% 10/6/15	353,000	282,549
CPN 1 5.162% 5/11/12	330,000	303,795
CPN 1 5.283% 5/11/15	400,000	325,701
CPN 4 5.213% 10/6/15	200,000	160,084
CPN 13 5.161% 12/27/12	100,000	89,393
CPN 15 4.903% 9/7/13	860,000	753,140
CPN 19 5.189% 6/6/16	120,000	92,438
CPN A 5.098% 8/8/15	150,000	121,236
CPN A 5.099% 2/8/15	150,000	123,685
CPN A 5.112% 2/8/14	252,000	216,536
*¥Freddie Mac
4.125% 12/21/12	2,700,000	2,901,544
4.50% 1/15/13	4,000,000	4,348,509
Tennessee Valley Authority 4.875% 1/15/48	975,000	926,976
Total Agency Obligations (cost $20,732,388)		21,949,460

Commercial Mortgage-Backed Securities – 3.08%
#American Tower Trust 144A
Series 2007-1A AFX 5.42% 4/15/37	1,890,000	1,634,850
Series 2007-1A D 5.957% 4/15/37	315,000	252,000

Bank of America Commercial Mortgage Securities
•Series 2004-3 A5 5.498% 6/10/39	2,270,000	1,885,084
•Series 2005-1 A5 5.238% 11/10/42	1,250,000	1,015,423
•Series 2005-6 AM 5.352% 9/10/47	485,000	238,367
Series 2006-4 A4 5.634% 7/10/46	1,780,000	1,329,684
•Series 2007-3 A4 5.837% 6/10/49	1,350,000	915,036
Bear Stearns Commercial Mortgage Securities
@#Series 2004-ESA E 144A 5.064% 5/14/16	350,000	350,954
•Series 2005-T20 A4A 5.299% 10/12/42	1,500,000	1,201,229
•Series 2006-PW12 A4 5.902% 9/11/38	750,000	639,461
Series 2006-PW14 A4 5.201% 12/11/38	1,000,000	819,534
•Series 2007-PW16 A4 5.909% 6/11/40	502,000	372,879
wCommercial Mortgage Pass Through Certificates
#Series 2001-J1A A2 144A 6.457% 2/14/34	167,971	169,359
Series 2006-C7 A2 5.69% 6/10/46	230,000	208,011
•Credit Suisse Mortgage Capital Certificates Series 2006-C1 AAB 5.681% 2/15/39	115,000	97,631
#Crown Castle Towers 144A
Series 2005-1A C 5.074% 6/15/35	90,000	83,250
Series 2006-1A B 5.362% 11/15/36	1,830,000	1,619,550
General Electric Capital Commercial Mortgage Series 2002-1A A3 6.269% 12/10/35	900,000	869,965
GMAC Commercial Mortgage Securities Series 1999-C3 A2 7.179% 8/15/36	1,152,920	1,158,726
Goldman Sachs Mortgage Securities II
Series 2004-GG2 A6 5.396% 8/10/38	1,815,000	1,488,785
Series 2005-GG4 A4 4.761% 7/10/39	1,020,000	795,076
Series 2005-GG4 A4A 4.751% 7/10/39	1,585,000	1,172,459
@•#Series 2006-RR3 A1S 144A 5.761% 7/18/56	695,000	132,050
Greenwich Capital Commercial Funding
Series 2004-GG1 A7 5.317% 6/10/36	775,000	662,690
Series 2005-GG5 A5 5.224% 4/10/37	1,360,000	1,005,026
JPMorgan Chase Commercial Mortgage Securities
Series 2002-C1 A3 5.376% 7/12/37	605,000	572,430
Series 2002-C2 A2 5.05% 12/12/34	345,000	323,497
Series 2003-C1 A2 4.985% 1/12/37	588,000	525,078
Series 2006-LDP9 A2 5.134% 5/15/47	1,850,000	1,371,661
Lehman Brothers-UBS Commercial Mortgage Trust
Series 2002-C1 A4 6.462% 3/15/31	110,000	109,876
Series 2003-C8 A2 4.207% 11/15/27	39,043	38,561
Merrill Lynch/Countrywide Commercial Mortgage Trust Series 2007-5 A1 4.275% 8/12/48	156,275	151,986
•Merrill Lynch Mortgage Trust Series 2005-CKI1 A6 5.415% 11/12/37	900,000	696,546
Morgan Stanley Capital I
#Series 1999-FNV1 G 144A 6.12% 3/15/31	110,000	93,500
Series 2004-T15 A4 5.27% 6/13/41	1,200,000	998,087
Series 2005-IQ9 A4 4.66% 7/15/56	400,000	333,723
Series 2006-HQ9 A4 5.731% 7/12/44	2,500,000	1,934,021
Series 2006-IQ12 A4 5.332% 12/15/43	2,045,000	1,500,692
Series 2007-IQ14 A4 5.692% 4/15/49	570,000	370,051
•Series 2007-T27 A4 5.803% 6/11/42	1,190,000	897,137
•#Morgan Stanley Dean Witter Capital I Series 2001-TOP1 E 144A 7.591% 2/15/33	100,000	62,472
#SBA Commercial Mortgage Securities Trust Series 2006-1A B 144A 5.451% 11/15/36	60,000	51,600
@#Tower 144A
Series 2006-1 B 5.588% 2/15/36	120,000	109,200
Series 2006-1 C 5.707% 2/15/36	185,000	169,275
Wachovia Bank Commercial Mortgage Trust Series 2006-C28 A2 5.50% 10/15/48	655,000	574,650
Total Commercial Mortgage-Backed Securities (cost $36,028,059)		31,001,122

Convertible Bonds – 0.68%
Advanced Micro Devices 6.00% exercise price $28.08, expiration date 5/1/15	1,645,000	623,044
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 3/15/24	460,000	419,750
#Leap Wireless International 144A 4.50% exercise price $93.21, expiration date 7/15/14	444,000	331,890
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	110,000	0
National City 4.00% exercise price $482.51, expiration date 2/1/11	2,140,000	1,960,774
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	440,000	308,000
Transocean
1.50% exercise price $168.61, expiration date 12/15/37	1,430,000	1,233,375
1.625% exercise price $168.61, expiration date 12/15/37	1,025,000	946,844
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	235,000	127,488
*•Wyeth 0.965% exercise price $60.09, expiration date 1/15/24	914,000	912,172
Total Convertible Bonds (cost $7,478,745)		6,863,337

Corporate Bonds – 45.20%
Banking – 3.62%
Bank of America
*5.125% 11/15/14	515,000	440,507
5.30% 3/15/17	4,375,000	3,219,681
6.10% 6/15/17	1,760,000	1,277,376
6.00% 10/15/36	1,105,000	732,898
Bank of New York Mellon
4.95% 3/15/15	980,000	938,767
5.125% 8/27/13	2,280,000	2,335,883
BB&T
4.90% 6/30/17	490,000	425,910
5.25% 11/1/19	150,000	132,051

BB&T Capital Trust I 5.85% 8/18/35	2,200,000	1,013,016
BB&T Capital Trust II 6.75% 6/7/36	3,935,000	2,175,772
Branch Banking & Trust 5.625% 9/15/16	1,170,000	1,094,164
#CoBank ACB 144A 7.875% 4/16/18	655,000	640,270
JPMorgan Chase Capital XXV 6.80% 10/1/37	7,133,000	4,735,198
Mellon Bank 5.45% 4/1/16	895,000	850,686
PNC Bank 6.875% 4/1/18	2,795,000	2,729,292
PNC Funding 5.625% 2/1/17	1,265,000	1,166,526
@•Popular North America 1.813% 4/6/09	395,000	394,921
Silicon Valley Bank
5.70% 6/1/12	2,035,000	1,941,608
6.05% 6/1/17	500,000	388,091
U.S. Bank North America
4.80% 4/15/15	754,000	729,204
4.95% 10/30/14	525,000	511,693
•USB Capital IX 6.189% 4/15/49	2,775,000	1,096,522
Wachovia 5.75% 6/15/17	640,000	572,039
*Wells Fargo 5.625% 12/11/17	3,885,000	3,550,634
•Wells Fargo Capital XIII 7.70% 12/29/49	6,900,000	3,288,878
		36,381,587
Basic Industry – 2.34%
ArcelorMittal 6.125% 6/1/18	4,910,000	3,557,814
BHP Billiton Finance USA 6.50% 4/1/19	1,220,000	1,238,287
California Steel Industries 6.125% 3/15/14	500,000	350,000
@CPG International I 10.50% 7/1/13	293,000	139,175
Domtar
7.125% 8/15/15	291,000	196,425
*7.875% 10/15/11	55,000	44,825
@#Evraz Group 144A 9.50% 4/24/18	2,207,000	1,235,920
Freeport McMoRan Copper & Gold
8.25% 4/1/15	367,000	351,807
8.375% 4/1/17	1,410,000	1,320,210
#Georgia Pacific 144A 7.125% 1/15/17	429,000	398,970
Georgia-Pacific
*7.70% 6/15/15	277,000	252,070
8.875% 5/15/31	142,000	114,310
9.50% 12/1/11	34,000	34,128
Huntsman International
7.375% 1/1/15	1,077,000	446,955
*7.875% 11/15/14	400,000	166,000
Innophos 8.875% 8/15/14	821,000	677,325
@#Innophos Holdings 144A 9.50% 4/15/12	370,000	260,850
Lubrizol 8.875% 2/1/19	2,555,000	2,631,946
#MacDermid 144A 9.50% 4/15/17	1,290,000	451,500
Massey Energy 6.875% 12/15/13	1,355,000	1,185,625
NewPage 10.00% 5/1/12	1,039,000	366,248
Noranda Aluminum Acquisition PIK 6.595% 5/15/15	631,000	198,765
Norske Skog Canada 8.625% 6/15/11	555,000	256,688
@#Norske Skogindustrier 144A 7.125% 10/15/33	582,000	270,630
@=Port Townsend 12.431% 8/27/12	197,119	142,911
@Potlatch 12.50% 12/1/09	702,000	735,200
Reliance Steel & Aluminum 6.85% 11/15/36	1,726,000	1,055,420
Rock-Tenn 9.25% 3/15/16	488,000	489,220
Rockwood Specialties Group 7.50% 11/15/14	490,000	416,500
#Ryerson 144A
•8.545% 11/1/14	443,000	231,468
12.00% 11/1/15	227,000	129,958
@#Sappi Papier Holding 144A 6.75% 6/15/12	1,338,000	752,440
@#Severstal 144A 9.75% 7/29/13	440,000	288,200
Southern Copper 7.50% 7/27/35	472,000	343,513
#Steel Dynamics 144A 8.25% 4/15/16	2,066,000	1,425,540
United States Steel 7.00% 2/1/18	800,000	546,730
@Vale Overseas 6.875% 11/21/36	472,000	409,950
#Vedanta Resources 144A 9.50% 7/18/18	560,000	355,600
•Verso Paper Holdings 4.92% 8/1/14	286,000	84,370
		23,553,493
Brokerage – 2.22%
@AMVESCAP 4.50% 12/15/09	222,000	212,255
Citigroup 6.50% 8/19/13	3,985,000	3,665,264
E*TRADE Financial PIK 12.50% 11/30/17	445,000	204,700
Goldman Sachs Group
5.95% 1/18/18	1,965,000	1,786,861
6.15% 4/1/18	5,115,000	4,679,944
6.75% 10/1/37	1,428,000	968,160
Jefferies Group 6.45% 6/8/27	898,000	513,387
JPMorgan Chase 6.00% 1/15/18	1,470,000	1,487,337
LaBranche 11.00% 5/15/12	830,000	752,188
Lazard Group
6.85% 6/15/17	1,304,000	1,051,514
7.125% 5/15/15	445,000	370,200
Morgan Stanley
5.30% 3/1/13	1,350,000	1,299,229
5.375% 10/15/15	3,515,000	3,179,767
5.55% 4/27/17	1,750,000	1,559,672
6.25% 8/9/26	650,000	538,931
		22,269,409

Capital Goods – 2.64%
Allied Waste North America
6.875% 6/1/17		3,935,000	3,586,253
7.125% 5/15/16		2,440,000	2,278,391
7.25% 3/15/15		45,000	42,575
Anixter 10.00% 3/15/14		345,000	321,713
*Associated Materials 9.75% 4/15/12		667,000	530,265
Browning-Ferris Industries 7.40% 9/15/35		2,160,000	1,900,040
Building Materials 7.75% 8/1/14		692,000	479,210
BWAY 10.00% 10/15/10		1,737,000	1,763,055
Casella Waste Systems 9.75% 2/1/13		1,124,000	955,400
Celestica
7.625% 7/1/13		460,000	404,800
7.875% 7/1/11		268,000	262,640
Flextronics International 6.25% 11/15/14		390,000	331,500
*Graham Packaging 9.875% 10/15/14		1,383,000	898,950
*Graphic Packaging International 9.50% 8/15/13		1,976,000	1,422,720
Ingersoll-Rand Global Holding 9.50% 4/15/14		670,000	669,946
@Intertape Polymer 8.50% 8/1/14		313,000	191,713
*L-3 Communications 6.125% 7/15/13		603,000	581,895
#Moog 144A 7.25% 6/15/18		410,000	380,275
Owens-Brockway Glass Container 6.75% 12/1/14		1,090,000	1,051,850
*RBS Global/Rexnord 11.75% 8/1/16		615,000	378,225
Thermadyne Holdings 10.00% 2/1/14		806,000	519,870
Tyco Electronics Group 6.55% 10/1/17		1,100,000	833,635
Tyco International Finance 8.50% 1/15/19		4,090,000	4,228,646
@Vitro 11.75% 11/1/13		697,000	162,924
Vought Aircraft Industries 8.00% 7/15/11		337,000	133,115
Waste Management
7.10% 8/1/26		1,430,000	1,292,305
7.375% 3/11/19		880,000	899,106
			26,501,017
Communications – 9.64%
AT&T
5.80% 2/15/19		675,000	662,003
6.40% 5/15/38		385,000	343,590
AT&T Wireless 8.125% 5/1/12		5,889,000	6,424,615
•Centennial Communications 7.185% 1/1/13		362,000	363,810
‡#Charter Communications Operating 144A
8.00% 4/30/12		162,000	149,040
*8.375% 4/30/14		529,000	468,165
*10.875% 9/15/14		1,816,000	1,770,600
Cincinnati Bell 7.00% 2/15/15		572,000	529,100
Citizens Communications
6.25% 1/15/13		420,000	382,725
7.125% 3/15/19		1,039,000	820,810
Comcast
•1.46% 7/14/09		415,000	412,852
4.95% 6/15/16		1,000,000	908,625
*5.70% 5/15/18		1,970,000	1,850,973
*5.875% 2/15/18		1,450,000	1,380,986
6.30% 11/15/17		255,000	248,526
Cricket Communications 9.375% 11/1/14		1,738,000	1,664,135
Crown Castle International 9.00% 1/15/15		1,111,000	1,119,333
CSC Holdings 6.75% 4/15/12		940,000	909,450
#CSC Holdings 144A
8.50% 4/15/14		496,000	491,040
8.50% 6/15/15		184,000	180,780
Deutsche Telekom International Finance
5.25% 7/22/13		2,075,000	2,070,649
6.75% 8/20/18		3,530,000	3,551,304
#Digicel 144A 9.25% 9/1/12		760,000	674,500
#Digicel Group 144A 8.875% 1/15/15		585,000	380,250
DirecTV Holdings 8.375% 3/15/13		240,000	243,900
Echostar DBS 7.125% 2/1/16		1,053,000	947,700
#Expedia 144A 8.50% 7/1/16		408,000	348,840
GCI 7.25% 2/15/14		296,000	260,480
@Grupo Televisa 8.49% 5/11/37	MXN	19,000,000	971,480
Hughes Network Systems 9.50% 4/15/14	USD	877,000	789,300
Inmarsat Finance 10.375% 11/15/12		3,358,000	3,458,740
Intelsat Bermuda 11.25% 6/15/16		2,789,000	2,719,275
#Intelsat Bermuda 144A 8.875% 1/15/15		283,000	265,313
Lamar Media
6.625% 8/15/15		625,000	453,125
*6.625% 8/15/15		853,000	626,955
#LBI Media 144A 8.50% 8/1/17		266,000	73,150
Lucent Technologies 6.45% 3/15/29		589,000	226,765
Mediacom Capital 9.50% 1/15/13		410,000	385,400
*MetroPCS Wireless 9.25% 11/1/14		2,593,000	2,528,175
Nielsen Finance 10.00% 8/1/14		627,000	542,355

#Nielsen Finance 144A 11.625% 2/1/14	145,000	131,406
#Nordic Telephone Holdings 144A 8.875% 5/1/16	1,176,000	1,105,440
Quebecor Media 7.75% 3/15/16	480,000	367,200
*Qwest Capital Funding 7.25% 2/15/11	394,000	378,240
#Rainbow National Services 144A 10.375% 9/1/14	370,000	379,250
Rogers Communications
6.80% 8/15/18	4,470,000	4,475,323
7.50% 8/15/38	1,110,000	1,103,982
8.00% 12/15/12	395,000	400,431
Sprint Nextel 6.00% 12/1/16	4,751,000	3,420,720
Telecom Italia Capital
4.00% 1/15/10	807,000	794,871
5.25% 10/1/15	3,150,000	2,659,435
6.20% 7/18/11	325,000	319,319
#Telesat Canada 144A
11.00% 11/1/15	786,000	656,310
12.50% 11/1/17	637,000	474,565
Time Warner Cable
6.75% 7/1/18	1,850,000	1,739,509
7.50% 4/1/14	1,335,000	1,362,553
8.25% 4/1/19	1,240,000	1,276,411
*8.75% 2/14/19	3,350,000	3,563,037
Time Warner Telecom Holdings 9.25% 2/15/14	1,025,000	994,250
Verizon Communications
5.50% 2/15/18	360,000	343,427
*6.10% 4/15/18	230,000	228,248
6.35% 4/1/19	4,150,000	4,107,437
6.90% 4/15/38	2,200,000	2,134,306
8.95% 3/1/39	2,425,000	2,794,762
#Verizon Wireless 144A
5.55% 2/1/14	2,040,000	2,043,843
8.50% 11/15/18	1,500,000	1,716,374
Videotron 6.375% 12/15/15	25,000	22,781
#Videotron 144A 9.125% 4/15/18	924,000	943,635
@#Vimpelcom 144A 9.125% 4/30/18	3,842,000	2,382,040
Virgin Media Finance 8.75% 4/15/14	1,299,000	1,234,050
Visant Holding 8.75% 12/1/13	820,000	750,300
#Vivendi 144A 6.625% 4/4/18	3,485,000	3,200,223
Vodafone Group
5.00% 12/16/13	1,875,000	1,902,069
5.00% 9/15/15	545,000	531,478
*5.375% 1/30/15	2,055,000	2,046,114
5.625% 2/27/17	385,000	382,171
#Wind Acquisition Finance 144A 10.75% 12/1/15	570,000	567,150
*Windstream 8.125% 8/1/13	1,487,000	1,472,130
		97,003,604
Consumer Cyclical – 3.96%
Centex
4.55% 11/1/10	1,979,000	1,810,785
5.125% 10/1/13	207,000	164,565
Corrections Corporation of America 6.25% 3/15/13	315,000	303,188
CVS Caremark
4.875% 9/15/14	1,843,000	1,828,816
5.75% 6/1/17	711,000	694,452
6.25% 6/1/27	350,000	323,377
6.60% 3/15/19	3,755,000	3,791,562
*Denny's 10.00% 10/1/12	273,000	237,510
*Dollar General 10.625% 7/15/15	974,000	976,435
DR Horton
6.00% 4/15/11	1,109,000	1,031,370
7.875% 8/15/11	735,000	705,600
Ford Motor Credit
•4.01% 1/13/12	260,000	164,125
7.80% 6/1/12	1,380,000	935,848
9.875% 8/10/11	1,519,000	1,150,387
@*#Galaxy Entertainment Finance 144A 9.875% 12/15/12	1,120,000	744,800
Gaylord Entertainment
6.75% 11/15/14	289,000	179,180
8.00% 11/15/13	885,000	588,525
Global Cash Access/Finance 8.75% 3/15/12	764,000	630,300
#GMAC 144A
6.00% 12/15/11	355,000	241,822
6.625% 5/15/12	235,000	157,744
6.875% 9/15/11	1,567,000	1,114,106
6.875% 8/28/12	1,298,000	872,295
*Goodyear Tire & Rubber 9.00% 7/1/15	955,000	740,125
#Invista 144A 9.25% 5/1/12	798,000	718,200
Levi Strauss 9.75% 1/15/15	873,000	755,145
Limited Brands 6.90% 7/15/17	540,000	371,208
M/I Homes 6.875% 4/1/12	356,000	188,680
Macy Retail Holdings 6.65% 7/15/24	2,825,000	1,522,941
*#MGM Mirage 144A 13.00% 11/15/13	1,166,000	874,500
Mobile Mini 6.875% 5/1/15	460,000	319,700

Mohawk Industries 6.625% 1/15/16		625,000	461,079
*Pinnacle Entertainment
8.25% 3/15/12		85,000	74,800
8.75% 10/1/13		689,000	609,765
#Pokagon Gaming Authority 144A 10.375% 6/15/14		1,143,000	954,405
Ryland Group
5.375% 5/15/12		1,098,000	960,750
6.875% 6/15/13		820,000	725,700
Target
5.125% 1/15/13		2,180,000	2,272,641
6.00% 1/15/18		1,000,000	1,006,051
7.00% 1/15/38		180,000	169,112
Toll Brothers
8.25% 2/1/11		940,000	921,200
8.25% 12/1/11		176,000	171,600
#TRW Automotive 144A
7.00% 3/15/14		435,000	184,875
7.25% 3/15/17		335,000	140,700
VF
*5.95% 11/1/17		460,000	437,592
6.45% 11/1/37		955,000	827,068
Wal-Mart Stores
5.25% 9/1/35		900,000	811,607
6.20% 4/15/38		1,539,000	1,560,829
6.50% 8/15/37		825,000	860,606
Yum! Brands 6.875% 11/15/37		3,005,000	2,498,339
			39,786,010
Consumer Non-Cyclical – 8.82%
Abbott Laboratories 5.125% 4/1/19		2,465,000	2,483,936
ACCO Brands 7.625% 8/15/15		232,000	47,560
Alliance Imaging 7.25% 12/15/12		471,000	454,515
Alliance One International
8.50% 5/15/12		172,000	147,060
11.00% 5/15/12		222,000	207,570
@#AmBev International Finance 144A 9.50% 7/24/17	BRL	442,000	156,308
Amgen
5.70% 2/1/19	USD	520,000	529,131
6.375% 6/1/37		805,000	774,422
6.40% 2/1/39		2,165,000	2,088,008
6.90% 6/1/38		2,075,000	2,137,092
#Anheuser-Busch InBev Worldwide 144A
7.75% 1/15/19		985,000	983,808
8.20% 1/15/39		4,210,000	4,142,324
*Aramark 8.50% 2/1/15		1,617,000	1,495,725
*#Bausch & Lomb 144A 9.875% 11/1/15		2,926,000	2,333,485
Biomet
10.00% 10/15/17		713,000	709,435
11.625% 10/15/17		136,000	120,700
Community Health Systems 8.875% 7/15/15		1,449,000	1,376,550
Constellation Brands 8.125% 1/15/12		560,000	562,800
Cornell 10.75% 7/1/12		238,000	226,695
Cott Beverages 8.00% 12/15/11		649,000	369,930
Covidien International Finance
6.00% 10/15/17		4,947,000	5,025,697
6.55% 10/15/37		1,549,000	1,530,232
Del Monte
6.75% 2/15/15		141,000	133,245
8.625% 12/15/12		110,000	111,100
Delhaize America 9.00% 4/15/31		4,005,000	4,267,231
Delhaize Group
5.875% 2/1/14		420,000	420,310
6.50% 6/15/17		770,000	745,484
*Diageo Capital 5.75% 10/23/17		1,085,000	1,107,907
Elan Finance
7.75% 11/15/11		240,000	202,800
8.875% 12/1/13		500,000	402,500
General Mills 5.65% 2/15/19		3,000,000	3,059,910
HCA
6.50% 2/15/16		1,192,000	786,720
9.25% 11/15/16		2,788,000	2,544,050
*#HCA 144A 9.875% 2/15/17		120,000	114,000
HCA PIK 9.625% 11/15/16		371,000	296,800
•HealthSouth 8.323% 6/15/14		1,282,000	1,108,930
*Iron Mountain
6.625% 1/1/16		332,000	308,760
8.00% 6/15/20		1,185,000	1,107,975
*Jarden 7.50% 5/1/17		708,000	573,480
JohnsonDiversey Holdings 10.67% 5/15/13		718,000	542,090
Kraft Foods 4.125% 11/12/09		15,000	15,160
Kroger 7.50% 1/15/14		2,735,000	3,037,743
Mckesson
5.70% 3/1/17		390,000	369,653
7.50% 2/15/19		3,050,000	3,242,937

Medtronic 4.50% 3/15/14	4,915,000	5,045,350
National Beef Packing 10.50% 8/1/11	541,000	424,685
Novartis Capital 4.125% 2/10/14	2,330,000	2,383,620
Novartis Securities Investment 5.125% 2/10/19	1,910,000	1,942,997
Pfizer
6.20% 3/15/19	2,470,000	2,637,239
7.20% 3/15/39	2,310,000	2,485,195
#President and Fellows of Harvard College 144A
6.00% 1/15/19	1,915,000	2,063,882
6.50% 1/15/39	2,165,000	2,426,816
Princeton University 5.70% 3/1/39	2,475,000	2,438,172
Psychiatric Solutions 7.75% 7/15/15	380,000	344,850
Quest Diagnostic
5.45% 11/1/15	3,893,000	3,683,603
6.40% 7/1/17	195,000	186,388
RSC Equipment Rental 9.50% 12/1/14	714,000	353,430
Schering-Plough 6.00% 9/15/17	2,235,000	2,307,962
Select Medical 7.625% 2/1/15	1,039,000	677,948
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	610,000	476,129
8.03% 10/1/20	205,000	170,171
Smithfield Foods 7.75% 5/15/13	580,000	391,500
Tenet Healthcare 7.375% 2/1/13	870,000	696,000
#Tyson Foods 144A 10.50% 3/1/14	570,000	584,250
Universal Hospital PIK 8.50% 6/1/15	540,000	483,300
US Oncology 9.00% 8/15/12	460,000	448,500
Wyeth 5.50% 2/1/14	3,505,000	3,685,602
		88,739,357
Electric – 2.58%
AES
7.75% 3/1/14	137,000	123,300
8.00% 10/15/17	538,000	464,025
#AES 144A
8.00% 6/1/20	1,355,000	1,104,325
8.75% 5/15/13	167,000	165,330
Columbus Southern Power 6.05% 5/1/18	560,000	518,951
Commonwealth Edison
5.80% 3/15/18	365,000	346,405
5.90% 3/15/36	595,000	488,716
6.15% 9/15/17	925,000	880,467
Duke Energy Indiana 6.45% 4/1/39	1,915,000	1,967,913
Duquense Light Holdings 5.50% 8/15/15	1,076,000	900,431
Edison Mission Energy
7.00% 5/15/17	368,000	270,480
7.625% 5/15/27	1,311,000	793,155
Elwood Energy 8.159% 7/5/26	679,932	522,065
Florida Power & Light 5.96% 4/1/39	1,710,000	1,737,659
Illinois Power 6.125% 11/15/17	2,576,000	2,344,599
Indiana Michigan Power 7.00% 3/15/19	1,435,000	1,403,754
*Jersey Central Power & Light 7.35% 2/1/19	2,055,000	2,103,593
Midamerican Funding 6.75% 3/1/11	20,000	20,668
Midwest Generation 8.30% 7/2/09	90,362	89,006
*Mirant Americas Generation 8.50% 10/1/21	1,415,000	1,054,175
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	382,135	381,228
Mirant North America 7.375% 12/31/13	257,000	233,870
NRG Energy
7.25% 2/1/14	275,000	259,188
7.375% 2/1/16	1,843,000	1,718,598
7.375% 1/15/17	585,000	545,513
Orion Power Holdings 12.00% 5/1/10	764,000	791,695
Peco Energy
5.00% 10/1/14	1,185,000	1,184,827
5.35% 3/1/18	530,000	514,953
PPL Electric Utilities 7.125% 11/30/13	1,140,000	1,251,709
*Reliant Energy 7.625% 6/15/14	950,000	774,250
*Texas Competitive Electric Holdings 10.25% 11/1/15	1,516,000	765,580
Union Electric 6.70% 2/1/19	260,000	248,091
		25,968,519
Energy – 3.78%
Chesapeake Energy
6.375% 6/15/15	149,000	126,278
6.625% 1/15/16	976,000	817,400
7.25% 12/15/18	145,000	119,806
9.50% 2/15/15	1,545,000	1,510,238
Complete Production Service 8.00% 12/15/16	377,000	241,280
Compton Petroleum Finance 7.625% 12/1/13	1,113,000	356,160
ConocoPhillips 6.50% 2/1/39	2,130,000	2,084,490
#Copano Energy 144A 7.75% 6/1/18	460,000	368,000
Denbury Resources 9.75% 3/1/16	450,000	436,500
Dynergy Holdings 7.75% 6/1/19	1,120,000	733,600
Enterprise Products Operating
5.00% 3/1/15	475,000	407,470
6.30% 9/15/17	965,000	890,877
6.50% 1/31/19	1,327,000	1,221,450
6.875% 3/1/33	1,750,000	1,446,431
9.75% 1/31/14	430,000	472,943

Frontier Oil 8.50% 9/15/16		352,000	348,480
Geophysique-Veritas
7.50% 5/15/15		89,000	70,755
7.75% 5/15/17		689,000	530,530
Halliburton 7.45% 9/15/39		1,530,000	1,536,322
#Helix Energy Solutions Group 144A 9.50% 1/15/16		1,688,000	1,004,360
#Hilcorp Energy I 144A
7.75% 11/1/15		640,000	470,400
9.00% 6/1/16		882,000	657,090
International Coal Group 10.25% 7/15/14		823,000	530,835
Key Energy Services 8.375% 12/1/14		376,000	238,760
Marathon Oil 7.50% 2/15/19		1,945,000	1,962,950
Mariner Energy 8.00% 5/15/17		831,000	552,615
MarkWest Energy Partners 8.75% 4/15/18		589,000	413,773
Noble Energy 8.25% 3/1/19		1,650,000	1,692,930
OPTI Canada
7.875% 12/15/14		312,000	138,060
8.25% 12/15/14		636,000	287,790
*Petrobras International Finance 7.875% 3/15/19		469,000	488,323
PetroHawk Energy 9.125% 7/15/13		528,000	509,520
#PetroHawk Energy 144A
7.875% 6/1/15		493,000	436,305
10.50% 8/1/14		340,000	340,000
@Petroleum Development 12.00% 2/15/18		510,000	339,150
Plains All American Pipeline 6.50% 5/1/18		1,860,000	1,610,271
Plains Exploration & Production
7.00% 3/15/17		267,000	213,600
7.625% 6/1/18		1,241,000	1,011,415
Range Resources 7.25% 5/1/18		390,000	351,000
#Ras Laffan Liquefied Natural Gas III 144A 5.832% 9/30/16		425,000	401,740
Regency Energy Partners 8.375% 12/15/13		407,000	347,985
#Tennessee Gas Pipeline 144A 8.00% 2/1/16		215,000	216,075
TransCanada Pipelines
5.85% 3/15/36		100,000	80,679
6.20% 10/15/37		295,000	250,567
7.125% 1/15/19		1,150,000	1,202,038
7.25% 8/15/38		2,635,000	2,469,916
Valero Energy 9.375% 3/15/19		1,580,000	1,633,778
Weatherford International
5.95% 6/15/12		1,630,000	1,560,846
6.80% 6/15/37		15,000	10,666
7.00% 3/15/38		470,000	342,552
Whiting Petroleum 7.25% 5/1/13		623,000	492,170
Williams 7.50% 1/15/31		415,000	328,617
XTO Energy
5.75% 12/15/13		1,025,000	1,037,293
6.75% 8/1/37		785,000	716,568
			38,059,647
Finance Companies – 1.78%
@Cardtronics 9.25% 8/15/13		1,060,000	683,700
FTI Consulting
7.625% 6/15/13		1,110,000	1,123,875
7.75% 10/1/16		350,000	350,875
General Electric Capital
•3.85% 2/2/11	NOK	7,500,000	1,032,838
@5.125% 1/28/14	SEK	7,400,000	842,265
5.625% 5/1/18	USD	1,225,000	1,066,980
5.875% 1/14/38		4,180,000	2,994,175
*6.75% 3/15/32		195,000	158,536
6.875% 1/10/39		3,000,000	2,453,541
@General Electric Capital UK Funding 4.625% 1/18/16	GBP	509,000	584,837
@•HSBC Financial 1.249% 4/24/10	CAD	694,000	537,472
•#ILFC E-Capital Trust II 144A 6.25% 12/21/65	USD	660,000	105,927
International Lease Finance
5.35% 3/1/12		818,000	459,326
5.625% 9/20/13		1,930,000	1,080,680
5.875% 5/1/13		460,000	246,850
6.375% 3/25/13		525,000	290,334
6.625% 11/15/13		1,360,000	753,949
Lender Process Services 8.125% 7/1/16		395,000	394,013
@#Nuveen Investments 144A 10.50% 11/15/15		1,607,000	457,995
Pinnacle Foods Finance 9.25% 4/1/15		397,000	317,600
SLM 8.45% 6/15/18		3,670,000	1,984,765
			17,920,533
Industrials – 0.08%
*Sally Holdings 10.50% 11/15/16		916,000	806,080
			806,080
Insurance – 2.31%
•Hartford Financial Services Group 8.125% 6/15/38		5,690,000	1,824,612
•#Liberty Mutual Group 144A 10.75% 6/15/58		3,825,000	1,876,411

MetLife
6.817% 8/15/18		1,785,000	1,535,021
7.717% 2/15/19		900,000	808,328
•#Metlife Capital Trust X 144A 9.25% 4/8/38		6,300,000	3,533,400
#Metropolitan Life Global Funding I 144A
4.25% 7/30/09		450,000	449,405
5.125% 4/10/13		820,000	749,560
@∏Montpelier Re Holdings 6.125% 8/15/13		205,000	157,516
‡•#wTwin Reefs Pass Through Trust 144A 1.386% 12/31/49		600,000	870
UnitedHealth Group
5.50% 11/15/12		1,576,000	1,574,890
5.80% 3/15/36		6,997,000	5,433,934
WellPoint
5.00% 1/15/11		1,111,000	1,114,663
5.85% 1/15/36		505,000	409,542
5.95% 12/15/34		1,930,000	1,582,563
*6.00% 2/15/14		1,810,000	1,813,178
6.375% 6/15/37		465,000	401,759
			23,265,652
Natural Gas – 0.29%
AmeriGas Partners 7.125% 5/20/16		527,000	498,015
El Paso
6.875% 6/15/14		182,000	163,021
7.00% 6/15/17		602,000	515,722
7.25% 6/1/18		130,000	111,150
8.25% 2/15/16		216,000	203,040
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11		343,000	330,503
Inergy Finance
6.875% 12/15/14		488,000	453,840
8.25% 3/1/16		388,000	370,540
#Inergy Finance 144A 8.75% 3/1/15		315,000	305,550
			2,951,381
Real Estate – 0.07%
Regency Centers 5.875% 6/15/17		550,000	369,604
•#USB Realty 144A 6.091% 12/22/49		800,000	304,178
			673,782
Technology – 0.90%
Amkor Technologies 7.75% 5/15/13		388,000	313,795
Avago Technologies Finance 10.125% 12/1/13		300,000	268,500
Cisco Systems 5.90% 2/15/39		3,025,000	2,788,706
@International Business Machines 4.00% 11/11/11	EUR	1,000,000	1,357,116
Oracle 6.50% 4/15/38	USD	2,715,000	2,716,675
Sungard Data Systems
9.125% 8/15/13		603,000	527,625
10.25% 8/15/15		1,563,000	1,101,915
			9,074,332
Transportation – 0.17%
#Ashtead Capital 144A 9.00% 8/15/16		415,000	238,625
#Erac USA Finance 144A 6.375% 10/15/17		400,000	257,934
Hertz
8.875% 1/1/14		687,000	419,928
*10.50% 1/1/16		390,000	171,600
Kansas City Southern de Mexico 9.375% 5/1/12		330,000	301,950
#Kansas City Southern de Mexico 144A 12.50% 4/1/16		285,000	271,463
@‡Northwest Airlines 10.00% 2/1/10		145,000	725
@Red Arrow International Leasing 8.375% 3/31/12	RUB	1,739,580	51,304
			1,713,529
Total Corporate Bonds (cost $494,109,078)			454,667,932

Foreign Agencies – 1.90%Δ
France – 0.23%
#Electricite de France 144A
6.50% 1/26/19	USD	1,000,000	1,032,005
6.95% 1/26/39		680,000	676,094
France Telecom 7.75% 3/1/11		585,000	626,810
			2,334,909
Germany – 1.53%
KFW
1.875% 3/15/11		2,040,000	2,050,200
3.50% 7/4/21	EUR	2,212,000	2,785,132
4.125% 7/4/17	EUR	3,471,000	4,770,514
6.50% 11/15/11	NZD	5,762,000	3,443,198
8.00% 12/21/12	NZD	1,300,000	814,398
Rentenbank 1.375% 4/25/13	JPY	149,000,000	1,477,673
			15,341,115
Republic of Korea – 0.14%
*Korea Development Bank 5.30% 1/17/13	USD	1,500,000	1,393,736
			1,393,736
Total Foreign Agencies (cost $19,436,228)			19,069,760

Municipal Bonds – 0.56%
New Jersey Economic Development Authority Revenue (Cigarette Tax) 5.75% 6/15/29		25,000	19,040

North Texas Tollway Authority Series A
5.50% 1/1/18	530,000	555,827
6.00% 1/1/19	265,000	285,323
6.00% 1/1/20	1,320,000	1,413,468
Oregon State Taxable Pension 5.892% 6/1/27	5,000	4,816
Texas Transportation Community Mobility 5.00% 4/1/19	1,040,000	1,164,488
Triborough, New York Bridge & Tunnel Authority Series A
5.00% 11/15/18	1,060,000	1,182,939
5.00% 11/15/19	530,000	579,645
@West Virginia Tobacco Settlement Finance Authority Series A 7.467% 6/1/47	850,000	442,170
Total Municipal Bonds (cost $5,948,050)		5,647,716

Non-Agency Asset-Backed Securities – 4.55%
•Bank of America Credit Card Trust
Series 2007-A2 A2 0.58% 6/17/13	5,200,000	4,877,980
Series 2008-A5 A5 1.76% 12/16/13	2,460,000	2,312,911
Series 2008-A7 A7 1.26% 12/15/14	1,175,000	1,050,784
#Cabela's Master Credit Card Trust Series 2008-1A A1 144A 4.31% 12/16/13	1,220,000	1,132,333
Capital Auto Receivables Asset Trust
Series 2007-3 A3A 5.02% 9/15/11	1,163,647	1,165,449
Series 2008-1 A3A 3.86% 8/15/12	1,000,000	960,004
Capital One Multi-Asset Execution Trust
Series 2007-A7 A7 5.75% 7/15/20	900,000	790,198
Series 2008-A3 A3 5.05% 2/15/16	1,000,000	935,256
Caterpillar Financial Asset Trust
Series 2007-A A3A 5.34% 6/25/12	277,013	278,119
Series 2008-A A3 4.94% 4/25/14	2,010,000	1,937,304
@Chase Funding Mortgage Loan Asset-Backed Certificates Series 2002-3 1A6 4.707% 9/25/13	677,592	585,027
Chase Issuance Trust
Series 2005-A7 A7 4.55% 3/15/13	1,255,000	1,262,112
•Series 2005-A8 A8 0.60% 10/15/12	1,100,000	1,058,088
Series 2005-A10 A10 4.65% 12/17/12	1,270,000	1,273,919
•Series 2008-A6 A6 1.76% 5/15/15	3,000,000	2,726,349
Citibank Credit Card Issuance Trust
Series 2000-A3 A3 5.45% 5/10/13	1,210,000	1,231,537
Series 2007-A3 A3 6.15% 6/15/39	1,797,000	1,777,455
@Citicorp Mortgage Securities
Series 2006-3 A5 5.948% 11/25/36	1,800,000	944,257
Series 2006-3 A6 5.703% 11/25/36	2,000,000	1,308,375
CNH Equipment Trust
•Series 2007-B A3B 1.16% 10/17/11	275,000	273,671
•Series 2007-C A2 1.41% 9/15/10	81,456	81,474
Series 2008-A3 4.12% 5/15/12	480,000	483,183
Series 2008-A A4A 4.93% 8/15/14	755,000	748,222
Series 2008-B A3A 4.78% 7/16/12	775,000	781,486
@Countrywide Asset-Backed Certificates Series 2006-11 1AF3 6.05% 9/25/46	660,000	251,402
Daimler Chrysler Auto Trust Series 2008-B A3A 4.71% 9/10/12	1,075,000	1,008,598
Discover Card Master Trust
Series 2007-A1 A1 5.65% 3/16/20	1,800,000	1,564,136
Series 2008-A4 A4 5.65% 12/15/15	530,000	502,665
@#Dunkin Securitization Series 2006-1 A2 144A 5.779% 6/20/31	2,040,000	1,485,399
•Ford Credit Auto Owner Trust Series 2008-C A3 1.98% 6/15/12	1,000,000	934,165
•#Golden Credit Card Trust Series 2008-3 A 144A 1.56% 7/15/17	1,200,000	1,108,560
Harley-Davidson Motorcycle Trust
#Series 2006-1 A2 144A 5.04% 10/15/12	463,178	455,663
Series 2007-2 A3 5.10% 5/15/12	391,578	388,302
Hyundai Auto Receivables Trust
Series 2007-A A3A 5.04% 1/17/12	281,257	285,866
Series 2008-A A3 4.93% 12/17/12	900,000	910,170
John Deere Owner Trust Series 2008-A A3 4.18% 6/15/12	945,000	922,782
•MBNA Credit Card Master Note Trust
Series 2005-A4 0.60% 11/15/12	720,000	693,686
Series 2006-A3 A3 0.58% 8/15/12	750,000	729,095
@•Merrill Lynch Mortgage Investors Series 2006-AR1 A2C 0.68% 3/25/37	130,000	74,500
Mid-State Trust
@Series 11 A1 4.864% 7/15/38	15,774	11,154
@Series 2005-1 A 5.745% 1/15/40	174,578	97,809
@#Series 2006-1 A 144A 5.787% 10/15/40	210,972	150,653
@•Residential Asset Securities Series 2006-KS3 AI3 0.69% 4/25/36	105,000	77,502
RSB Bondco Series 2007-A A2 5.72% 4/1/18	555,000	599,097
@•#Sovereign Dealer Floor Plan Master Series 2006-1 A 144A 0.61% 8/15/11	125,106	123,542
@∏Structured Asset Securities Series 2001-SB1 A2 3.375% 8/25/31	35,926	29,538
USAA Auto Owner Trust Series 2007-2 A3 4.90% 2/15/12	2,488,093	2,514,952
World Omni Auto Receivables Trust Series 2008-A A3A 3.94% 1/15/11	880,000	872,175
Total Non-Agency Asset-Backed Securities (cost $49,393,311)		45,766,904

Non-Agency Collateralized Mortgage Obligations – 4.36%
•ARM Trust Series 2005-10 3A11 5.411% 1/25/36	982,687	734,244
Bank of America Alternative Loan Trust
Series 2003-10 2A1 6.00% 12/25/33	909,651	840,858
Series 2004-2 1A1 6.00% 3/25/34	2,453	2,071
Series 2004-10 1CB1 6.00% 11/25/34	68,014	60,830
Series 2004-11 1CB1 6.00% 12/25/34	4,125	3,071
@Series 2005-1 2A1 5.50% 2/25/20	540,522	428,364
@Series 2005-3 2A1 5.50% 4/25/20	76,025	60,250
@Series 2005-5 2CB1 6.00% 6/25/35	146,486	79,743
@Series 2005-6 7A1 5.50% 7/25/20	260,214	232,241
@Series 2005-9 5A1 5.50% 10/25/20	781,298	619,179
•Series 2005-I 4A1 5.268% 10/25/35	31,460	20,478

Bank of America Funding Securities
Series 2005-8 1A1 5.50% 1/25/36	1,078,861	849,941
Series 2006-5 2A10 5.75% 9/25/36	1,850,000	1,509,775
Bank of America Mortgage Securities
@•Series 2003-D 1A2 4.069% 5/25/33	34	23
Series 2005-9 2A1 4.75% 10/25/20	607,844	581,631
•Series 2005-A 1A1 5.467% 2/25/35	31,275	13,458
•Bear Stearns ARM Trust Series 2007-3 1A1 5.463% 5/25/47	1,416,453	725,594
Chase Mortgage Finance Series 2003-S8 A2 5.00% 9/25/18	474,908	473,424
Citicorp Mortgage Securities Series 2006-4 3A1 5.50% 8/25/21	1,375,916	1,214,245
Citigroup Mortgage Loan Trust
Series 2004-UST1 A6 5.082% 8/25/34	1,704,739	1,409,434
•Series 2007-AR8 1A3A 6.031% 8/25/37	1,815,359	884,590
Countrywide Alternative Loan Trust
Series 2004-28CB 6A1 6.00% 1/25/35	853,051	694,703
@∏Series 2005-63 3A1 5.89% 11/25/35	334,486	170,997
wCountrywide Home Loan Mortgage Pass Through Trust
•Series 2003-21 A1 4.77% 5/25/33	453	351
@•Series 2004-12 1M 4.727% 8/25/34	195,294	54,909
@•Series 2004-HYB4 M 4.571% 9/20/34	388,161	233,724
Series 2005-23 A1 5.50% 11/25/35	2,476,694	2,000,705
•Series 2005-HYB8 4A1 5.544% 12/20/35	26,797	14,545
Series 2006-1 A2 6.00% 3/25/36	606,981	391,123
@Series 2006-1 A3 6.00% 3/25/36	148,216	80,685
@Series 2006-17 A5 6.00% 12/25/36	365,528	327,001
@•Series 2006-HYB1 3A1 5.222% 3/20/36	910,622	446,482
@∏•Series 2006-HYB3 3A1A 6.045% 5/20/36	353,000	195,157
Credit Suisse First Boston Mortgage Securities
Series 2003-29 5A1 7.00% 12/25/33	83,399	76,205
Series 2004-1 3A1 7.00% 2/25/34	38,920	35,563
First Horizon Asset Securities
Series 2003-5 1A17 8.00% 7/25/33	1,507	1,524
•Series 2004-AR5 4A1 5.708% 10/25/34	70,842	48,902
•Series 2007-AR2 1A1 5.846% 8/25/37	1,237,070	714,548
•Series 2007-AR3 2A2 6.298% 11/25/37	2,778,257	1,511,573
•GMAC Mortgage Loan Trust Series 2005-AR2 4A 5.173% 5/25/35	1,679,613	1,074,040
#GSMPS Mortgage Loan Trust 144A
Series 2005-RP1 1A3 8.00% 1/25/35	241,235	223,333
Series 2005-RP1 1A4 8.50% 1/25/35	188,944	178,420
Series 2006-RP1 1A2 7.50% 1/25/36	287,435	239,952
GSR Mortgage Loan Trust
@Series 2006-1F 5A2 6.00% 2/25/36	199,123	98,441
•Series 2006-AR1 3A1 5.353% 1/25/36	515,733	313,107
•Indymac Index Mortgage Loan Trust Series 2005-AR25 1A21 5.766% 12/25/35	64,251	36,665
JPMorgan Mortgage Trust
@Series 2004-A6 1A2 4.852% 12/25/34	897,346	658,849
Series 2005-A1 4A1 4.776% 2/25/35	96,347	79,703
•Series 2005-A4 1A1 5.394% 7/25/35	831,069	609,805
Series 2005-A6 1A2 5.139% 9/25/35	1,060,000	642,598
Series 2005-A8 2A1 4.946% 11/25/35	1,996,836	1,596,206
@Lehman Mortgage Trust
Series 2005-2 2A3 5.50% 12/25/35	188,135	147,464
Series 2006-1 3A3 5.50% 2/25/36	20,647	14,418
MASTR ARM Trust
•Series 2003-6 1A2 5.71% 12/25/33	1,628	1,354
•Series 2005-6 7A1 5.339% 6/25/35	218,363	129,296
Series 2006-2 4A1 4.983% 2/25/36	44,994	31,323
MASTR Alternative Loans Trust Series 2003-9 1A1 5.50% 12/25/18	41,413	40,274
#MASTR Reperforming Loan Trust 144A
Series 2005-1 1A5 8.00% 8/25/34	361,146	378,187
Series 2005-2 1A4 8.00% 5/25/35	223,519	255,209
@#MASTR Specialized Loan Trust Series 2005-2 A2 144A 5.006% 7/25/35	151,384	96,886
Prime Mortgage Trust Series 2004-CL1 1A1 6.00% 2/25/34	7,341	6,566
Residential Asset Mortgage Products
Series 2004-SL1 A3 7.00% 11/25/31	23,370	23,596
Series 2004-SL4 A3 6.50% 7/25/32	125,023	112,912
•Residential Funding Mortgage Securities I Series 2006-SA3 3A1 6.045% 9/25/36	515,167	279,905
Structured ARM Loan Trust
Series 2004-18 5A 5.50% 12/25/34	77,829	64,035
@•Series 2006-5 5A4 5.518% 6/25/36	48,460	13,906
Structured Asset Securities
•Series 2002-22H 1A 6.931% 11/25/32	1,157	1,075
Series 2004-12H 1A 6.00% 5/25/34	330,051	230,552
@wWashington Mutual Alternative Mortgage Pass Through Certificates
Series 2005-1 5A2 6.00% 3/25/35	167,409	107,874
Series 2005-9 3CB 5.50% 10/25/20	223,199	154,565

wWashington Mutual Mortgage Pass Through Certificates
Series 2004-CB3 1A 6.00% 10/25/34		277,131	256,173
Series 2004-CB3 4A 6.00% 10/25/19		74,458	66,756
•Series 2006-AR10 1A1 5.931% 9/25/36		485,479	274,730
•Series 2006-AR14 1A4 5.605% 11/25/36		230,136	122,800
•Series 2006-AR14 2A1 5.749% 11/25/36		2,839,173	1,601,284
•Series 2007-HY1 1A1 5.692% 2/25/37		2,044,192	1,070,870
•Series 2007-HY2 3A1 5.881% 9/25/36		47,622	23,446
•Series 2007-HY3 4A1 5.331% 3/25/37		2,480,886	1,367,377
Wells Fargo Mortgage Backed Securities Trust
Series 2004-E A2 4.50% 5/25/34		35,180	28,128
•Series 2004-EE 2A1 4.108% 12/25/34		397,396	303,427
•Series 2004-O A1 4.883% 8/25/34		3,587,551	3,055,807
•Series 2004-T A1 4.598% 9/25/34		53,257	42,470
@Series 2005-12 1A7 5.50% 11/25/35		434,414	320,517
@Series 2005-17 1A2 5.50% 1/25/36		350,603	223,619
Series 2005-18 1A1 5.50% 1/25/36		50,613	37,343
@•Series 2005-AR16 6A4 5.001% 10/25/35		1,577,480	633,566
Series 2006-1 A3 5.00% 3/25/21		656,891	602,287
Series 2006-2 3A1 5.75% 3/25/36		1,151,495	815,043
Series 2006-3 A11 5.50% 3/25/36		2,555,000	1,832,391
Series 2006-4 1A8 5.75% 4/25/36		15,548	14,612
@Series 2006-4 2A3 5.75% 4/25/36		221,742	125,146
•Series 2006-AR5 2A1 5.536% 4/25/36		397,542	219,364
•Series 2006-AR6 7A1 5.116% 3/25/36		3,316,236	2,206,813
•Series 2006-AR10 5A1 5.592% 9/25/36		844,060	437,652
@•Series 2006-AR11 A7 5.51% 8/25/36		2,014,810	605,197
@•Series 2006-AR14 2A4 6.081% 10/25/36		296,119	88,502
@•Series 2006-AR18 2A2 5.71% 11/25/36		892,854	246,002
•Series 2006-AR19 A1 5.625% 12/25/36		1,193,504	782,903
Series 2007-8 2A6 6.00% 7/25/37		310,000	185,144
Series 2007-13 A7 6.00% 9/25/37		1,075,388	725,215
Total Non-Agency Collateralized Mortgage Obligations (cost $63,822,271)			43,897,241

Regional Agency – 0.14%Δ
Australia – 0.14%
New South Wales Treasury 6.00% 5/1/12	AUD	1,882,000	1,376,285
Total Regional Agency (cost $1,736,381)			1,376,285

«Senior Secured Loans – 4.99%
Allied Barton 6.75% 12/30/15	USD	730,011	657,010
Anchor Glass 6.75% 6/20/14		1,136,205	1,025,425
Aramark 4.344% 1/26/14		67,215	58,860
Aramark Term Tranche Loan B 3.334% 1/26/14		1,058,013	926,491
Bausch & Lomb
Term Tranche Loan B 4.709% 4/11/15		889,067	760,794
Term Tranche Loan DD 3.604% 4/11/15		225,647	192,857
BE Aerospace 5.79% 7/28/14		735,733	706,303
Biomet Term Tranche Loan B 4.211% 3/25/15		632,460	571,937
Calpine 1st Lien 4.335% 3/29/14		1,260,562	965,445
Centennial Cellular Term Tranche Loan D 3.444% 2/9/11		933,000	923,306
Charter Communications 3.211% 3/6/14		1,411,609	1,151,047
Community Health Systems
Term Tranche Loan B 3.48% 7/2/14		1,579,233	1,367,568
Term Tranche Loan DD 2.704% 8/25/14		80,565	69,767
Cricket Communications 6.50% 6/16/13		868,302	822,443
Crown Castle Term Tranche Loan B 5.376% 3/6/14		1,449,965	1,297,719
CSC Holdings
Term Tranche Loan A1 2.499% 2/24/12		446,667	414,283
Term Tranche Loan B 2.307% 3/30/13		1,727,732	1,577,644
DirectTV Term Tranche Loan C 5.25% 4/13/13		860,664	828,032
DR Pepper Snapple Group 2.479% 4/10/13		442,500	411,525
Dynegy Holdings 1.91% 4/2/13		775,816	682,074
Dynegy Holdings Term Tranche Loan B 1.91% 4/2/13		62,932	55,328
Energy Futures Holdings Term Tranche Loan B 4.036% 10/10/14		3,038,134	2,014,192
Flextronics International
Term Tranche Loan A2 3.685% 10/1/14		636,964	420,396
Term Tranche Loan A3 3.685% 10/1/14		183,036	120,804
Term Tranche Loan B 3.499% 10/1/12		475,000	372,875
Ford Motor Term Tranche Loan B 3.556% 11/29/13		5,931,315	2,871,735
General Motors Term Tranche Loan B 8.00% 11/17/13		4,071,530	1,720,222
Georgia Pacific Term Tranche Loan B 3.285% 12/20/12		1,198,443	1,065,116
Goodyear Tire & Rubber 2nd Lien 2.23% 4/30/14		615,000	434,236
Graham Packaging International
Term Tranche Loan B 3.526% 10/7/11		1,297,121	1,114,078
Term Tranche Loan C 3.896% 5/16/14		1,659,558	1,462,485
Harrahs Term Tranche Loan B2 3.479% 1/28/15		535,000	322,856
HCA 3.709% 11/18/13		2,143,545	1,822,903
HealthSouth Term Tranche Loan B 3.038% 3/10/13		1,180,420	1,045,303
Hertz Term Trance Loan B 2.977% 12/21/12		265,000	200,605
Intelsat Term Tranche Loan A3 3.925% 9/30/10		500,000	461,250
Invitrogen Term Tranche Loan B 5.25% 6/11/15		987,525	979,709
Lender Processing Term Tranche Loan B 2.979% 6/18/14		1,377,114	1,335,801
Levi Strauss & Co. Term Tranche Loan B 3.716% 3/27/14		240,000	144,000

MacDermid Term Tranche Loan B 2.409% 4/12/14		351,693	221,566
MetroPCS Wireless Term Tranche Loan B 3.171% 2/20/14		1,227,204	1,120,597
NewPage Term Tranche Loan B 4.78% 12/21/14		589,257	407,221
Nielsen Finance Term Tranche Loan B 2.533% 8/9/13		375,000	293,640
Northwest Airlines 2.57% 8/21/13		1,402,907	1,264,019
Nuveen Investment Term Tranche Loan B 3.822% 11/13/14		1,976,733	1,087,905
Panamsat
Term Tranche Loan BA 3.925% 1/3/14		332,476	292,579
Term Tranche Loan BB 3.925% 1/3/14		332,577	292,668
Term Tranche Loan BC 3.925% 1/3/14		332,476	292,579
Rental Service 4.712% 11/21/13		625,000	332,813
Sungard 6.75% 12/30/15		1,356,925	1,285,848
SUPERVALU 1.77% 6/2/12		349,099	311,377
Talecris Biotherapeutics 2nd Lien 7.74% 12/6/14		1,205,000	1,066,425
Telesat Canada
4.174% 10/31/14		819,607	718,116
4.46% 10/31/14		70,393	61,833
Time Warner Telecom Holdings Term Tranche Loan B 2.48% 1/7/13		736,440	666,309
Toys R US 4.80% 7/19/12		1,750,000	1,003,625
Univision Communications 2.73% 9/15/14		1,845,000	939,926
US Oncology Term Tranche Loan B2 5.578% 8/20/11		920,000	864,800
Windstream Term Tranche Loan B1 2.42% 7/17/13		2,533,368	2,345,177
Wrigley 6.50% 7/17/14		1,955,250	1,940,107
Total Senior Secured Loans (cost $51,125,240)			50,183,554

Sovereign Agencies – 0.19%Δ
Norway – 0.19%
Kommunalbanken
4.25% 10/24/11	NOK	5,340,000	823,268
8.00% 10/19/10	NZD	1,760,000	1,064,205
Total Sovereign Agencies (cost $2,166,629)			1,887,473

Sovereign Debt – 4.02%Δ
Austria – 0.35%
#Republic of Austria 144A 4.00% 9/15/16	EUR	2,567,000	3,480,727
			3,480,727
Brazil – 0.15%
*Federal Republic of Brazil
5.875% 1/15/19	USD	995,000	972,613
11.00% 8/17/40	USD	435,000	554,625
			1,527,238
Canada – 0.39%
Canadian Government
3.50% 6/1/13	CAD	1,207,000	1,029,859
4.25% 6/1/18	CAD	3,254,000	2,921,850
			3,951,709
Colombia – 0.17%
Republic of Colombia 7.375% 3/18/19	USD	1,680,000	1,684,200
			1,684,200
Germany – 0.28%
Bundesobligation 3.50% 4/12/13	EUR	2,032,200	2,852,471
			2,852,471
Israel – 0.36%
Israel Government International Bond 5.125% 3/26/19	USD	3,570,000	3,601,962
			3,601,962
Japan – 0.71%
Japan Government
10 yr Bond 1.70% 3/20/17	JPY	228,950,000	2,422,427
30 yr Bond 2.40% 3/20/37	JPY	134,100,000	1,451,601
CPI Linked 10 yr Bond
1.10% 9/10/16	JPY	108,540,000	954,083
1.20% 6/1/17	JPY	74,611,800	646,368
1.20% 12/10/17	JPY	80,320,000	693,398
1.30% 9/10/17	JPY	105,630,000	924,805
			7,092,682
Mexico – 0.83%
Mexican Government 10.00% 11/20/36	MXN	72,812,000	6,034,879
*Mexican United States 5.95% 3/19/19	USD	2,332,000	2,285,360
			8,320,239
Peru – 0.24%
Republic of Peru 7.125% 3/30/19	USD	2,378,000	2,413,076
			2,413,076
Republic of Korea – 0.09%
Government of South Korea 4.25% 12/7/21	EUR	969,000	949,947
			949,947
Sweden – 0.04%
Sweden Government 5.50% 10/8/12	SEK	3,180,000	435,363
			435,363
United Arabic Emirates – 0.23%
#Emirate of Abu Dhabi 144A 5.50% 8/2/12	USD	2,200,000	2,360,490
			2,360,490
United Kingdom – 0.18%
@#CS International for City of Kyiv Ukraine 144A 8.25% 11/26/12	USD	397,000	111,160
U.K. Treasury 5.00% 3/7/18	GBP	995,300	1,655,065
			1,766,225
Total Sovereign Debt (cost $41,474,340)			40,436,329

Supranational Banks – 2.71%
European Investment Bank
4.75% 10/15/17	EUR	1,582,000	2,262,434
5.75% 9/15/09	AUD	2,194,000	1,541,249
6.00% 8/14/13	AUD	9,029,000	6,571,075
6.125% 1/23/17	AUD	2,093,000	1,519,290
6.25% 4/15/14	GBP	1,140,000	1,855,812
7.00% 1/18/12	NZD	4,034,000	2,430,828
7.75% 10/26/10	NZD	3,207,000	1,946,688
11.25% 2/14/13	BRL	4,800,000	2,081,156
Inter-American Development Bank
5.75% 6/15/11	AUD	2,822,000	2,032,873
7.25% 5/24/12	NZD	2,686,000	1,621,601
9.00% 8/6/10	BRL	601,000	257,742
International Bank for Reconstruction & Development
5.75% 6/25/10	RUB	26,700,000	711,496
12.25% 8/4/10	BRL	1,672,000	741,802
Nordic Investment Bank 1.70% 4/27/17	JPY	170,000,000	1,710,199
Total Supranational Banks (cost $30,943,373)			27,284,245

U.S. Treasury Obligations – 0.83%
¥U.S. Treasury Bonds 4.50% 5/15/38	USD	2,265,000	2,645,096
U.S. Treasury Inflation Index Notes
1.625% 1/15/15		425,725	430,781
*1.625% 1/15/18		2,796,812	2,832,645
U.S. Treasury Notes
1.75% 3/31/14		725,000	727,719
*2.75% 2/15/19		1,700,000	1,709,831
Total U.S. Treasury Obligations (cost $8,277,063)			8,346,072

		Number of
		Shares
Common Stock – 0.04%
†Adelphia Recovery Trust Series Arahova		1	0
†BWAY Holding		7,820	61,700
Cablevision Systems Class A		3,100	40,114
†Cardtronics		30,400	53,808
†Century Communications		2,500,000	0
†Flextronics International		19,800	57,222
†Graphic Packaging Holding		68,277	59,401
Innophos Holdings		6,700	75,576
*†Mirant		116	1,322
†NRG Energy		5,300	93,280
∏=†Port Townsend		685	7
*Time Warner Cable Class A		2	58
Total Common Stock (cost $1,013,729)			442,488

Convertible Preferred Stock – 0.22%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12		50,300	2,188,050
Total Convertible Preferred Stock (cost $2,146,007)			2,188,050

Preferred Stock – 0.32%
#GMAC 144A 9.00%		689	137,219
•JPMorgan Chase 7.90%		3,181,000	2,048,408
•PNC Funding 8.25%		2,075,000	1,016,507
@=Port Townsend		137	0
Total Preferred Stock (cost $5,177,772)			3,202,134

Warrant – 0.00%
@∏=†Port Townsend		137	1
Total Warrant (cost $3,288)			1

		Principal
		Amount°
Repurchase Agreement** – 8.25%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $83,003,184
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $84,706,896)	USD	83,003,000	83,003,000
Total Repurchase Agreement (cost $83,003,000)			83,003,000

Total Value of Securities Before Securities Lending Collateral – 102.64%
(cost $1,103,022,074)			1,032,472,813

	Number of
	Shares
Securities Lending Collateral*** – 6.76%
Investment Companies
Mellon GSL DBT II Collateral Fund	70,197,719	67,964,997
†Mellon GSL DBT II Liquidation Trust	1,852,892	185
Total Securities Lending Collateral (cost $72,050,611)		67,965,182

Total Value of Securities – 109.40%
(cost $1,175,072,685)		1,100,437,995 ©
Obligation to Return Securities Lending Collateral*** – (7.16%)		(72,050,611)
Liabilities Net of Receivables and Other Assets (See Notes) – (2.24%)		(22,479,880)
Net Assets Applicable to 108,389,503 Shares Outstanding – 100.00%		$1,005,907,504

°Principal amount shown is stated in the currency in which each security is denominated.

AUD – Australian Dollar
BRL – Brazilian Real
CAD – Canadian Dollar
EUR – European Monetary Unit
GBP – British Pound Sterling
JPY– Japanese Yen
MXN – Mexican Peso
NOK – Norwegian Kroner
NZD – New Zealand Dollar
PLN – Polish Zloty
RUB – Russian Ruble
SEK – Swedish Krona
USD – United States Dollar

•Variable rate security. The rate shown is the rate as of March 31, 2009.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
¥Fully or partially pledged as collateral for financial futures contracts.
^Zero coupon security. The rate shown is the yield at the time of purchase.
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $77,956,621, which represented 7.75% of the Series’ net assets. See Note 8 in "Notes."
†Non income producing security.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $28,668,049, which represented 2.85% of the Series’ net assets. See Note 8 in “Notes.”
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $142,919, which represented 0.01% of the Series’ net assets. See Note 1 in "Notes."
∏Restricted Security. These investments are in securities not registered under the Securities Act of 1933, as amended and have certain restrictions on resale which may limit their liquidity. At March 31, 2009, the aggregate amount of restricted securities was $553,216 or 0.05% of the Series’ net assets. See Note 8 in “Notes.”
‡Non-income producing security. Security is currently in default.
ΔSecurities have been classified by country of origin.
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
**See Note 1 in "Notes."
***See Note 7 in "Notes."
©Includes $68,793,981 of securities loaned.

Summary of Abbreviations:
ARM – Adjustable Rate Mortgage
CDS – Credit Default Swap
CPI – Consumer Price Index
CPN – Interest Coupon Only
GNMA – Government National Mortgage Association
GSMPS – Goldman Sachs Reperforming Mortgage Securities
MASTR – Mortgage Asset Securitization Transactions, Inc.
PIK – Pay-in-kind
RSB – Rate Stabilization Bonds
S.F. – Single Family
TBA – To be announced
yr – Year

The following foreign currency exchange contracts, financial futures contracts, written options and swap contracts were outstanding at March 31, 2009.

Foreign Currency Exchange Contracts1

					Unrealized
					Appreciation
Contracts to Receive (Deliver)		In Exchange For		Settlement Date	(Depreciation)
AUD	(10,359,662)	USD	7,213,951	4/30/09	$16,062
BRL	(6,522,501)	USD	2,860,746	5/29/09	47,811
CAD	(1,796,440)	USD	1,454,572	4/30/09	29,319
CAD	(4,451,702)	USD	3,606,150	5/29/09	72,770
EUR	789,194	USD	(1,071,000)	4/30/09	(22,590)
EUR	8,333,908	USD	(11,265,820)	4/30/09	(200,888)
EUR	(1,709,074)	USD	2,314,051	4/30/09	43,624
EUR	(4,642,052)	USD	6,282,321	5/29/09	119,067
EUR	(5,026,608)	USD	6,811,054	5/29/09	132,703
GBP	1,578,107	USD	(2,314,051)	4/30/09	(49,929)
GBP	(1,149,090)	USD	1,686,863	5/29/09	38,081
GBP	(1,350,557)	USD	1,954,324	5/29/09	16,463
GBP	(1,589,975)	USD	2,334,084	5/29/09	52,691
JPY	(241,227,535)	USD	2,455,117	4/30/09	16,825
JPY	3,017,960,529	USD	(30,701,531)	5/29/09	(182,362)
JPY	(3,571,779,652)	USD	36,428,453	5/29/09	233,618
MXN	(115,363,800)	USD	7,958,335	5/29/09	(134,828)
NOK	26,923,990	USD	(4,179,500)	4/30/09	(197,736)
NZD	(2,641,751)	USD	1,496,948	4/30/09	(7,103)
NZD	(17,051,646)	USD	9,617,128	5/29/09	(74,341)
PLN	(87,100)	USD	24,127	4/1/09	(913)
SEK	11,154,041	USD	(1,388,009)	5/29/09	(30,952)
					$(82,608)

Futures Contracts2

				Unrealized
Contracts	Notional	Notional		Appreciation
to Buy (Sell)	Cost (Proceeds)	Value	Expiration Date	(Depreciation)
50 Euro Bond	$7,801,703	$8,265,574	6/8/09	$463,871
6 Japanese Treasury 10 yr Notes	8,421,425	8,374,842	6/11/09	(46,583)
21 Long Gilt Bond	3,691,769	3,711,898	6/26/09	20,129
	19,914,897			437,417

(78) U.S. Treasury 10 yr Notes	(9,420,601)	(9,678,094)	6/19/09	(257,493)
	$10,494,296			$179,924

Written Options3

	Number of	Notional	Exercise	Expiration	Unrealized
Description	Contracts	Value	Price	Date	Appreciation
Written Put Options
USD Put Option vs JPY	10,240	$(1,024,000)	$96	4/9/09	$7,293
USD Put Option vs JPY	10,648	(1,064,800)	100	4/22/09	8,940
		$(2,088,800)			$16,233

Swap Contracts4
Credit Default Swap Contracts

				Unrealized
Swap Counterparty &	Notional	Annual Protection	Termination	Appreciation
Referenced Obligation	Value	Payments	Date	(Depreciation)
Protection Purchased:
Barclays
Hartford Financial 5 yr CDS	$1,220,000	6.50%	3/20/14	$178,697
Macy’s 10 yr CDS	1,525,000	5.20%	12/20/18	42,906
Citigroup Global Markets
Century Tel 5 yr CDS	236,400	1.71%	9/20/13	(6,767)
Hartford Financial 5 yr CDS	1,825,000	6.65%	3/20/14	259,076
Macy’s 5 yr CDS	2,530,000	7.00%	3/20/14	(39,662)
JPMorgan Securities
Donnelley (R.R.) 5 yr CDS	5,100,000	3.77%	3/20/14	555,489
	$12,436,400			$989,739

The use of foreign currency exchange contracts, financial futures contracts, written options and swap contracts involves elements of market risk and risks in excess of the amounts recognized in the financial statements. The notional values presented above represent the Series’ (as defined below) total exposure in such contracts, whereas only the net unrealized appreciation (depreciation) is reflected in the Series’ net assets.

1See Note 3 in “Notes.”
2See Note 4 in “Notes.”
3See Note 5 in “Notes.”
4See Note 6 in “Notes.”

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Diversified Income Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. U.S. government and agency securities are valued at the mean between the bid and ask prices. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Financial futures contracts and options on financial futures contracts are valued at the daily quoted settlement prices. Exchange-traded options are valued at the last reported sale price or, if no sales are reported, at the mean between the last reported bid and ask prices. Generally, index swap contracts and other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders.

The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies are translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series isolates that portion of realized gains and losses on investments in debt securities, which is due to changes in foreign exchange rates from that which are due to changes in market prices of debt securities. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Withholding taxes on foreign interest have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$1,179,192,596
Aggregate unrealized appreciation	20,451,068
Aggregate unrealized depreciation	(99,205,669)
Net unrealized depreciation	$(78,754,601)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $21,350,848 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

	Securities	Derivatives
Level 1	$91,791,553	$-
Level 2	998,393,053	1,103,288
Level 3	10,253,389	-
Total	$1,100,437,995	$1,103,288

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$15,844,047
Realized loss	(1,393,833)
Net change in unrealized
Appreciation/depreciation	2,068,534
Net purchases, sales, and settlements	(1,679,432)
Net transfers in and/or out of Level 3	(4,585,927)
Balance as of 3/31/09	$10,253,389

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$1,339,536

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts and foreign cross currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts and foreign cross currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts.

4. Financial Futures Contracts
The Series may invest in financial futures contracts to hedge its existing portfolio securities against fluctuations in fair value caused by changes in prevailing market interest rates. Upon entering into a futures contract, the Series deposits cash or pledges U.S. government securities to a broker, equal to the minimum “initial margin” requirements of the exchange on which the contract is traded. Subsequent payments are received from the broker or paid to the broker each day, based on the daily fluctuation in the market value of the contract. These receipts or payments are known as “variation margin” and are recorded daily by the Series as unrealized gains or losses until the contracts are closed. When the contracts are closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Risks of entering into futures contracts include potential imperfect correlation between the futures contracts and the underlying securities and the possibility of an illiquid secondary market for these instruments.

5. Written Options
During the period ended March 31, 2009, the Series entered into options contracts in accordance with its investment objectives. When the Series writes an option, a premium is received and a liability is recorded and adjusted on a daily basis to reflect the current market value of the options written. Premiums received from writing options that expire unexercised are treated by the Series on the expiration date as realized gains. The difference between the premium received and the amount paid on effecting a closing purchase transaction, including brokerage commissions, is treated as realized gain or loss. If a call option is exercised, the premium is added to the proceeds from the sale of the underlying security in determining whether the Series has a realized gain or loss. If a put option is exercised, the premium reduces the cost basis of the securities purchased by the Series. The Series, as writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

Transactions in written options during the period ended March 31, 2009 for the Series were as follows:

	Number of contracts	Premiums
Options outstanding at December 31, 2008	-	$-
Options written	28,322	25,678
Options expired	(-)	(-)
Options terminated in closing purchase transactions	(7,434)	(5,200)
Options outstanding at March 31, 2009	20,888	$20,478

6. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market-linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

During the period ended March 31, 2009, the Series entered into CDS contracts as a purchaser of protection. Periodic payments on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as unrealized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement. For the period ended March 31, 2009, the Series did not enter into any CDS contracts as a seller of protection.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown above.

7. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S & P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by securites collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $68,793,981, for which the Series received collateral, comprised of securities collateral valued at $6,300, and cash collateral of $72,050,611. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

8. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of securities listed on the major securities exchanges in emerging markets are held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series invests in fixed income securities whose value is derived from underlying mortgages or consumer loans. The value of these securities is sensitive to changes in economic conditions, including delinquencies and/or defaults, and may be adversely affected by shifts in the market's perception of the issuers and changes in interest rates. Investors receive principal and interest payments as the underlying mortgages or consumer loans are paid back. Some of these securities are collateralized mortgage obligations (CMOs). CMOs are debt securities issued by U.S. government agencies or by financial institutions and other mortgage lenders, which are collateralized by a pool of mortgages held under an indenture. Prepayment of mortgages may shorten the stated maturity of the obligations and can result in a loss of premium, if any has been paid. Certain of these securities may be stripped (securities, which provide only the principal or interest feature of the underlying security). The yield to maturity on an interest-only CMO is extremely sensitive not only to changes in prevailing interest rates, but also to the rate of principal payments (including prepayments) on the related underlying mortgage assets. A rapid rate of principal payments may have a material adverse affect on the Series’ yield to maturity. If the underlying mortgage assets experience greater than anticipated prepayments of principal, the Series may fail to fully recoup its initial investment in these securities even if the securities are rated in the highest rating categories.

The Series invests a portion of its assets in high yield fixed income securities, which carry ratings of BB or lower by S & P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment-grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company the day-to-day functions of determining whether individual securities are liquid for purposes of the Series' limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Emerging Markets Series

March 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 95.81%Δ
Argentina – 3.11%
*@Cresud ADR	689,009	$5,002,205
†Empresa Distribuidora Y Comercializadora Norte ADR	200,000	780,000
#Grupo Clarin Class B 144A GDR	209,100	455,901
*†Grupo Financiero Galicia ADR	214,200	383,418
*IRSA Inversiones y Representaciones GDR	317,500	1,250,950
Petrobras Energia Participaciones ADR	202,200	1,150,518
*†Telecom Argentina ADR	110,000	852,500
		9,875,492
Australia – 0.09%
†Alara Uranium	119,472	3,073
±*†Strike Resources	907,648	292,594
		295,667
Brazil – 12.20%
AES Tiete	359,636	2,472,279
Centrais Eletricas Brasileiras	1,216,923	13,540,319
*Cia Vale do Rio Doce ADR	133,400	1,774,220
*Cia Vale do Rio Doce SP ADR	78,502	885,503
†CSU Cardsystem	309,600	460,645
*Gol Linhas Aereas Inteligentes ADR	176,500	499,495
†Lupatech	14,800	155,675
*Petroleo Brasileiro ADR	90,000	2,742,300
Petroleo Brasileiro Class A ADR	484,000	11,858,000
Redecard	142,000	1,721,453
*Tim Participacoes ADR	104,600	1,299,132
†Triunfo Participacoes e Investimentos	61,000	31,043
*†Votorantim Celulose e Papel ADR	301,600	1,321,008
		38,761,072
China – 13.72%*
*@†51job ADR	67,300	464,370
±Beijing Capital International Airport	200,000	88,939
*China Petroleum & Chemical ADR	27,400	1,758,258
±China Shenhua Energy Series H	846,000	1,908,841
±China Shipping Development	474,000	449,448
±China Telecom	6,918,000	2,857,569
±China Unicom	3,327,021	3,471,917
*China Unicom ADR	639,293	6,655,038
±*†China Water Affairs Group	984,866	153,875
±†Chongqing Machinery & Electric	10,000,000	787,198
±CNPC Hong Kong	3,456,900	1,462,804
±First Pacific	2,682,000	919,370
*†Focus Media Holding ADR	427,460	2,906,728
±Fountain Set Holdings	1,987,200	76,908
*±†Foxconn International Holdings	1,250,000	529,325
±Johnson Electric Holdings	14,400	2,765
±PetroChina	2,128,000	1,697,738
*PetroChina ADR	92,600	7,380,221
±Road King Infrastructure	168,300	68,848
*†Sina	90,000	2,092,500
±Sinotrans	4,379,000	678,532
*†Spreadtrum Communications ADR	138,300	207,450

±Texwinca Holdings	2,414,000	1,239,841
±†Tom Group	26,542,000	1,219,464
±Travelsky Technology Class H	2,806,700	1,294,075
±Yue Yuen Industrial Holdings	1,409,000	3,218,269
		43,590,291
Colombia – 0.33%
#Almacenes Exito GDR 144A	254,300	1,047,080
		1,047,080
France – 0.35%
±Vallourec	12,164	1,127,699
		1,127,699
Hungary – 0.18%
*±OTP Bank	69,034	581,550
		581,550
India – 1.41%
±Indiabulls Real Estate GDR	44,628	87,917
*#Reliance Industries 144A GDR	72,404	4,286,317
*†Sify Technologies ADR	102,500	105,575
		4,479,809
Indonesia – 1.76%
±Aneka Tambang	7,313,000	692,189
±@Gudang Garam	4,842,227	2,484,139
±†Indika Energy	807,000	109,627
±†Medco Energi Internasional	3,000,000	574,526
±Tambang Batubara Bukit Asam	2,935,775	1,720,063
		5,580,544
Israel – 0.86%
±Israel Chemicals	336,241	2,726,719
		2,726,719
Kazakhstan – 0.70%
KazMunaiGas Exploration Production GDR	149,467	2,227,058
		2,227,058
Malaysia – 3.76%
±Bursa Malaysia	1,032,700	1,459,166
±Eastern & Oriental	4,015,375	508,049
±Hong Leong Bank	2,376,217	3,492,449
±KLCC Property Holdings	1,766,200	1,452,956
±Media Prima	1,055,500	283,533
±MISC-Foreign	404,412	907,908
±@Oriental Holdings	1,436,600	1,712,748
±Tanjong	379,610	1,437,892
±†UEM Land Holdings	3,557,688	697,777
		11,952,478
Mexico – 6.38%
America Movil Series L ADR	78,000	2,112,240
*†Bolsa Mexicana de Valores	557,718	307,067
*†Cemex ADR	304,997	1,906,231
Consorcio	2,224,100	582,441
Fomento Economico Mexicano ADR	176,000	4,436,960
*†Gruma ADR	253,600	372,792
Grupo Mexico Series B	1,430,235	1,041,863
*Grupo Televisa ADR	696,700	9,502,988
		20,262,582
Pakistan – 0.14%
Oil & Gas Development GDR	48,282	432,206
		432,206
Peru – 1.07%
Compaigne de Minas Buenaventura ADR	142,000	3,405,160
		3,405,160
Philippines – 0.37%
Philippine Long Distance Telephone ADR	26,400	1,165,032
		1,165,032

Poland – 1.38%
±Polski Koncern Naftowy Orlen	293,760	2,025,790
±Telekomunikacja Polska	434,628	2,354,270
		4,380,060
Republic of Korea – 13.95%
±Cheil Industries	28,260	784,477
±CJ	51,355	1,440,189
±†D&Shop	279,500	361,298
±Daelim Industrial	11,659	451,863
±GS Holdings	50,000	1,088,386
±Hana Financial Group	53,600	822,134
±Hyundai Elevator	20,899	1,082,805
*KB Financial Group ADR	174,500	4,231,625
±Korea Electric Power	127,730	2,356,608
Korea Electric Power ADR	484,500	4,433,175
±KT	112,200	3,142,703
*LG Display ADR	148,100	1,513,582
±Lotte Confectionery	3,008	2,268,049
±Samsung C&T	37,471	1,094,782
±Samsung Electronics	22,930	9,537,131
±SK	9,171	724,160
±†SK Communications	107,325	595,923
±SK Energy	44,113	2,875,189
±SK Telecom	13,785	1,930,280
SK Telecom ADR	232,700	3,595,215
		44,329,574
Russia – 7.80%
†Chelyabinsk Zink Plant GDR	77,800	90,248
†CTC Media	22,000	100,320
=†Fifth Power Generation GDR	15,100	18,281
Gazprom ADR	538,633	8,133,358
*LUKOIL ADR	27,664	1,042,933
*LUKOIL ADR (London International Exchange)	187,068	7,140,554
MMC Norilsk Nickel ADR	97,975	587,850
Mobile TeleSystems ADR	70,100	2,097,392
Sberbank	3,288,404	2,030,589
±Surgutneftegaz ADR	336,052	2,060,246
=†TGK-5 GDR	6,230	2,646
Vimpel-Communications ADR	37,900	247,866
*Wimm-Bill-Dann Foods ADR	38,800	1,234,228
		24,786,511
South Africa – 10.10%
±†Adcock Ingram Holdings	49,997	189,765
±ArcelorMittal Steel South Africa	306,772	2,367,870
±Barloworld	117,710	398,436
Gold Fields ADR	343,345	3,893,532
±Impala Platinum Holdings	153,939	2,576,232
±JD Group	550,074	1,918,523
±JSE	162,430	763,489
±Sasol	121,822	3,531,370
*Sasol ADR	75,000	2,171,250
±*Standard Bank Group	321,864	2,701,079
±*Steinhoff International Holdings	418,714	445,911
±Sun International	190,975	1,448,658
±Telkom	646,476	7,202,757
±Tiger Brands	49,997	713,274
±Tongaat Hulett	243,274	1,770,488
		32,092,634
Taiwan – 8.09%
±Cathay Financial Holding	2,027,747	1,746,083
±Evergreen Marine	8,911,000	3,747,497
±Formosa Chemicals & Fibre	2,255,330	2,664,854

±MediaTek	338,603	3,185,332
±President Chain Store	1,461,549	3,354,088
*Siliconware Precision Industries ADR	101,000	585,800
±Taiwan Semiconductor Manufacturing	2,324,245	3,497,594
±United Microelectronics	7,517,461	2,452,228
*United Microelectronics ADR	628,254	1,589,483
±Walsin Lihwa	14,272,000	2,866,472
		25,689,431
Thailand – 2.04%
±Bangkok Bank	724,224	1,531,881
Charoen Pokphand Foods-Foreign	3,079,700	281,275
@PTT Exploration & Production-Foreign	587,900	1,611,650
±Siam Cement NVDR	1,101,493	3,060,269
		6,485,075
Turkey – 3.83%
±Alarko Gayrimenkul Yatirim Ortakligi	29,369	212,190
±Alarko Holding	1,107,963	1,193,609
±Haci Omer Sabanci Holding	350,000	599,097
±Turk Sise ve Cam Fabrikalari	1,719,608	1,032,454
±Turkcell Iletisim Hizmet	414,125	2,028,672
Turkcell Iletisim Hizmet ADR	241,000	2,961,890
±Turkiye Is Bankasi Class C	1,364,084	3,060,978
*±@Yazicilar Holding Class A	353,282	1,067,811
		12,156,701
United Kingdom – 0.94%
±Anglo American	85,826	1,461,246
Anglo American ADR	107,000	912,710
±Griffin Mining	1,846,472	601,354
±†Mwana Africa	470,093	28,527
		3,003,837
United States – 1.25%
Bank of America	178,800	1,219,416
*Freeport-McMoRan Copper & Gold Class B	59,700	2,275,167
†HLS Systems International	145,100	471,575
		3,966,158
Total Common Stock (cost $543,463,839)		304,400,420

Preferred Stock – 4.22%Δ
Brazil – 2.35%
Banco do Estado do Rio Grande do Sul Class B	371,100	1,128,304
Braskem Class A	324,568	678,881
Companhia Vale do Rio Doce Class A	461,280	5,333,441
@Jereissati Participacoes	1,228,595	317,911
		7,458,537
Republic of Korea – 1.48%
±CJ	31,500	378,320
±CJ Cheiljedang	17,300	563,169
±Hyundai Motor	76,342	1,158,523
±Samsung Electronics	11,195	2,583,662
		4,683,674
Russia – 0.39%
Transneft	4,387	1,250,295
		1,250,295
Total Preferred Stock (cost $25,659,701)		13,392,506

Participation Notes – 0.24%
India – 0.24%
=@#†Lehman Indian Oil CW LEPO 144A	100,339	192,189
=@#†Lehman Oil & Natural Gas CW LEPO 144A	146,971	568,622
Total Participation Notes (cost $4,952,197)		760,811

Total Value of Securities Before Securities Lending Collateral – 100.27%
(cost $574,075,737)		318,553,737

Securities Lending Collateral** – 12.45%
Investment Companies
Mellon GSL DBT II Collateral Fund	40,909,272	39,562,275
†Mellon GSL DBT II Liquidation Trust	521,138	52
Total Securities Lending Collateral (cost $41,430,410)		39,562,327

Total Value of Securities – 112.72%
(cost $615,506,147)		358,116,064	©
Obligation to Return Securities Lending Collateral** – (13.04%)		(41,430,410)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.32%		1,016,342
Net Assets Applicable to 28,744,915 Shares Outstanding – 100.00%		$317,701,996

ΔSecurities have been classified by country of origin.
*Fully or partially on loan.
†Non income producing security.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $781,738, which represented 0.25% of the Series' net assets. See Note 1 in "Notes."
±Security is being valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $151,575,272, which represented 47.71% of the Series’ net assets. See Note 1 in “Notes.”
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $13,421,645, which represented 4.22% of the Series’ net assets. See Note 5 in “Notes.”
#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $6,550,109, which represented 2.06% of the Series’ net assets. See Note 5 in "Notes."
*Securities listed and traded on the Hong Kong Stock Exchange. These securities have significant business operations in China.
©Includes $38,840,646 of securities loaned.
** See Note 4 in “Notes.”

Summary of Abbreviations:
ADR – American Depositary Receipts
GDR – Global Depositary Receipts
LEPO – Low Exercise Price Option
NVDR – Non-Voting Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Emerging Markets Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings. At March 31, 2009, the Series held no investments in repurchase agreements.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$616,167,830
Aggregate unrealized appreciation	10,521,078
Aggregate unrealized depreciation	(268,572,844)
Net unrealized depreciation	$(258,051,766)

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$164,261,540
Level 2	193,072,734
Level 3	781,790
Total	$358,116,064

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$1,986,739
Net change in unrealized
appreciation/depreciation	(1,204,949)
Balance as of 3/31/09	$781,790

Net change in unrealized
depreciation from
investments still held as of 3/31/09	$(1,204,949)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at March 31, 2009.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $38,840,646, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Growth Opportunities Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 96.26%
Basic Industry/Capital Goods – 8.72%
Agrium	7,700	$275,583
Flowserve	4,900	274,988
Joy Global	13,500	287,550
†Mettler-Toledo International	3,600	184,788
†Quanta Services	13,300	285,285
Roper Industries	11,600	492,420
		1,800,614
Business Services – 10.63%
†Corrections Corporation of America	17,700	226,737
Dun & Bradstreet	4,300	331,100
Expeditors International of Washington	13,100	370,599
†Fiserv	9,300	339,078
Global Payments	9,400	314,054
IMS Health	26,300	327,961
*†Iron Mountain	12,900	285,993
		2,195,522
Consumer Durables – 1.52%
*†LKQ	22,000	313,940
		313,940
Consumer Non-Durables – 11.99%
*†Amazon.com	5,400	396,576
†Dollar Tree	12,600	561,330
Flowers Foods	25,950	609,306
†GameStop Class A	9,300	260,586
PETsMART	15,300	320,688
†Urban Outfitters	20,000	327,400
		2,475,886
Consumer Services – 2.69%
Burger King Holdings	16,500	378,675
*†Wynn Resorts	8,900	177,733
		556,408
Energy – 9.28%
Chesapeake Energy	14,500	247,370
*Core Laboratories	5,197	380,213
*Diamond Offshore Drilling	4,500	282,870
*†First Solar	1,700	225,590
*†Geophysique-Veritas ADR	11,100	128,094
†National Oilwell Varco	9,200	264,132
Noble Energy	7,200	387,936
		1,916,205
Financials – 5.31%
†Interactive Brokers Group Class A	16,300	262,919
†IntercontinentalExchange	1,800	134,046
Invesco	15,500	214,830
Northern Trust	3,500	209,370
People's United Financial	15,400	276,738
		1,097,903
Health Care – 24.28%
†@Abraxis BioScience	13,449	641,248
†Affymetrix	80,700	263,889
*†Biogen Idec	18,800	985,496
†Charles River Laboratories International	13,600	370,056
†Forest Laboratories	27,300	599,508
†OSI Pharmaceuticals	6,300	241,038
*Perrigo	13,900	345,137
*†ResMed	10,200	360,468
†Sepracor	40,400	592,264
†Stericycle	4,200	200,466
Stryker	12,200	415,288
		5,014,858

Technology – 19.81%
†American Tower Class A	11,100	337,773
†ANSYS	8,500	213,350
ASML Holding	7,300	127,823
†Atheros Communications	16,600	243,356
†Citrix Systems	21,600	489,024
*†F5 Networks	19,800	414,810
†Juniper Networks	13,600	204,816
L-3 Communications Holdings	1,600	108,480
†Lam Research	5,200	118,404
†Nuance Communications	25,000	271,500
†NVIDIA	10,400	102,544
*†salesforce.com	5,400	176,742
†Sybase	27,400	829,946
†Symantec	22,500	336,150
†Waters	3,200	118,240
		4,092,958
Transportation – 2.03%
Hunt (J.B.) Transport Services	17,400	419,514
		419,514
Total Common Stock (cost $22,002,646)		19,883,808

	Principal
	Amount
Repurchase Agreement** – 4.48%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $925,002
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $943,989)	$925,000	925,000
Total Repurchase Agreement (cost $925,000)		925,000

Total Value of Securities Before Securities Lending Collateral – 100.74%
(cost $22,927,646)		20,808,808

	Number of
	Shares
Securities Lending Collateral*** – 15.80%
Investment Companies
Mellon GSL DBT II Collateral Fund	3,372,259	3,263,953
†Mellon GSL DBT II Liquidation Trust	83,589	8
Total Securities Lending Collateral (cost $3,455,848)		3,263,961

Total Value of Securities – 116.54%
(cost $26,383,494)		24,072,769	©
Obligation to Return Securities Lending Collateral*** – (16.73%)		(3,455,848)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.19%		39,565
Net Assets Applicable to 1,839,478 Shares Outstanding – 100.00%		$20,656,486

†Non income producing security.
*Fully or partially on loan.
** See Note 1 in “Notes.”
***See Note 3 in "Notes."
©Includes $3,270,215 of securities loaned.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $641,248, which represented 3.10% of the Series' net assets. See Note 4 in "Notes."

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Growth Opportunities Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$26,719,724
Aggregate unrealized appreciation	1,080,917
Aggregate unrealized depreciation	(3,727,872)
Net unrealized depreciation	$(2,646,955)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $1,717,628 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$20,808,808
Level 2	3,263,953
Level 3	8
Total	$24,072,769

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$2,758
Net change in unrealized
appreciation/depreciation	(2,750)
Balance as of 3/31/09	$8

Net change in unrealized
appreciation/depreciation on
investments still held as of 3/31/09	$(2,750)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $3,270,215, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid-sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP High Yield Series

March 31, 2009

	Principal
	Amount	Value
	(U.S. $)	(U.S. $)
Convertible Bonds – 0.83%
#Host Hotels & Resorts 144A 3.25% exercise price $16.00, expiration date 4/15/24	$915,000	$834,937
#Leap Wireless International 144A 4.50% exercise price $93.21, expiration date 7/15/14	1,089,000	814,028
†Mirant (Escrow) 2.50% exercise price $67.95, expiration date 6/15/21	785,000	0
NII Holdings 3.125% exercise price $118.32, expiration date 6/15/12	865,000	605,500
#Virgin Media 144A 6.50% exercise price $19.22, expiration date 11/15/16	605,000	328,213
Total Convertible Bonds (cost $2,236,209)		2,582,678

Corporate Bonds – 83.82%
Basic Industry – 9.45%
California Steel Industries 6.125% 3/15/14	1,120,000	784,000
Domtar
*7.125% 8/15/15	920,000	621,000
*7.875% 10/15/11	240,000	195,600
@#Evraz Group 144A 9.50% 4/24/18	2,465,000	1,380,400
Freeport McMoRan Copper & Gold
8.25% 4/1/15	2,858,000	2,739,686
8.375% 4/1/17	1,040,000	973,772
Georgia-Pacific
*7.70% 6/15/15	600,000	546,000
8.875% 5/15/31	1,235,000	994,175
9.50% 12/1/11	430,000	431,613
#144A 7.125% 1/15/17	635,000	590,550
Huntsman International
7.375% 1/1/15	1,315,000	545,725
*7.875% 11/15/14	1,015,000	421,225
Innophos 8.875% 8/15/14	1,890,000	1,559,250
@#Innophos Holdings 144A 9.50% 4/15/12	1,005,000	708,525
#MacDermid 144A 9.50% 4/15/17	2,837,000	992,950
Nalco 8.875% 11/15/13	2,500,000	2,412,500
NewPage 10.00% 5/1/12	2,030,000	715,575
Noranda Aluminium Acquisition PIK 6.595% 5/15/15	1,415,000	445,725
Norske Skog Canada 8.625% 6/15/11	1,870,000	864,875
@=Port Townsend 12.431% 8/27/12	548,191	397,439
@Potlatch 12.50% 12/1/09	2,078,000	2,176,277
Rock-Tenn 9.25% 3/15/16	1,090,000	1,092,725
Rockwood Specialties Group 7.50% 11/15/14	1,375,000	1,168,750
#Ryerson 144A
•8.545% 11/1/14	990,000	517,275
12.00% 11/1/15	845,000	483,763
@#Sappi Papier Holding 144A 6.75% 6/15/12	2,785,000	1,566,178
@#Steel Capital 144A 9.75% 7/29/13	995,000	651,725
#Steel Dynamics 144A 7.75% 4/15/16	1,845,000	1,273,050
United States Steel 7.00% 2/1/18	1,800,000	1,230,142
#Vedanta Resources 144A 9.50% 7/18/18	1,280,000	812,800
•Verso Paper Holdings 4.92% 8/1/14	655,000	193,225
		29,486,495
Brokerage – 0.66%
E*Trade Financial PIK 12.50% 11/30/17	1,130,000	519,800
JPMorgan Chase Capital XXV 6.80% 10/1/37	175,000	116,173
LaBranche 11.00% 5/15/12	1,570,000	1,422,813
		2,058,786

Capital Goods – 5.10%
BWAY 11.00% 10/15/10	3,161,000	3,208,414
@CPG International 10.50% 7/1/13	1,012,000	480,700
*Graham Packaging 9.875% 10/15/14	2,650,000	1,722,500
Graphic Packaging International
*8.50% 8/15/11	1,000	870
*9.50% 8/15/13	2,720,000	1,958,400
@Intertape Polymer 8.50% 8/1/14	837,000	512,663
Iron Mountain
*6.625% 1/1/16	875,000	813,750
*8.00% 6/15/20	840,000	785,400
L-3 Communications 7.625% 6/15/12	1,770,000	1,781,063
#Moog 144A 7.25% 6/15/18	975,000	904,313
Owens Brockway Glass Container 6.75% 12/1/14	1,465,000	1,413,725
*RBS Global/Rexnord 11.75% 8/1/16	1,410,000	867,150
Thermadyne Industries 9.50% 2/1/14	1,840,000	1,186,800
Vought Aircraft Industries 8.00% 7/15/11	675,000	266,625
		15,902,373
Consumer Cyclical – 8.16%
*Associated Materials 9.75% 4/15/12	1,320,000	1,049,400
Building Materials 7.75% 8/1/14	1,360,000	941,800
Centex
4.55% 11/1/10	1,635,000	1,496,025
5.125% 10/1/13	434,000	345,030
*Denny's 10.00% 10/1/12	660,000	574,200
*Dollar General 10.625% 7/15/15	1,495,000	1,498,738
DR Horton
5.875% 7/1/13	675,000	556,875
6.00% 4/15/11	570,000	530,100
7.875% 8/15/11	1,715,000	1,646,400
Ford Motor Credit
•4.01% 1/13/12	670,000	422,938
7.80% 6/1/12	2,515,000	1,705,549
9.875% 8/10/11	2,080,000	1,575,251
*Goodyear Tire & Rubber 9.00% 7/1/15	1,810,000	1,402,750
#Invista 144A 9.25% 5/1/12	1,514,000	1,362,600
Levi Strauss 9.75% 1/15/15	1,715,000	1,483,475
Limited Brands 6.90% 7/15/17	1,015,000	697,734
M/I Homes 6.875% 4/1/12	770,000	408,100
Mobile Mini 6.875% 5/1/15	1,025,000	712,375
Mohawk Industries 6.125% 1/15/16	1,015,000	748,793
Ryland Group
5.375% 5/15/12	30,000	26,250
6.875% 6/15/13	2,305,000	2,039,924
Sally Holdings 10.50% 11/15/16	1,750,000	1,540,000
Toll
8.25% 2/1/11	1,900,000	1,861,999
8.25% 12/1/11	205,000	199,875
#TRW Automotive 144A
*7.00% 3/15/14	1,010,000	429,250
7.25% 3/15/17	445,000	186,900
		25,442,331
Consumer Non-Cyclical – 4.31%
ACCO Brands 7.625% 8/15/15	865,000	177,325
Alliance One International
8.50% 5/15/12	325,000	277,875
11.00% 5/15/12	460,000	430,100
Constellation Brands 8.125% 1/15/12	1,775,000	1,783,875
Cornell 10.75% 7/1/12	525,000	500,063
Cott Beverages 8.00% 12/15/11	1,295,000	738,150

Del Monte
6.75% 2/15/15	480,000	453,600
9.125% 12/15/12	385,000	388,850
Elan Finance
7.75% 11/15/11	450,000	380,250
8.875% 12/1/13	955,000	768,775
*Jarden 7.50% 5/1/17	1,705,000	1,381,050
Johnsondiversey Holdings 10.67% 5/15/13	1,450,000	1,094,750
National Beef Packing 11.00% 8/1/11	1,215,000	953,775
*Smithfield Foods 7.75% 5/15/13	1,085,000	732,375
#Tyson Foods 144A 10.50% 3/1/14	1,050,000	1,076,250
Universal Hospital Services PIK 8.50% 6/1/15	1,015,000	908,425
Visant Holding 8.75% 12/1/13	1,535,000	1,404,525
		13,450,013
Energy – 11.22%
AmeriGas Partners 7.125% 5/20/16	2,163,000	2,044,034
Chesapeake Energy
6.375% 6/15/15	1,455,000	1,233,113
6.625% 1/15/16	497,000	416,238
7.25% 12/15/18	355,000	293,319
9.50% 2/15/15	820,000	801,550
Complete Production Service 8.00% 12/15/16	870,000	556,800
Compton Petroleum Finance 7.625% 12/1/13	2,933,000	938,560
#Copano Energy 144A 7.75% 6/1/18	955,000	764,000
Denbury Resources 9.75% 3/1/16	890,000	863,300
Dynergy Holdings 7.75% 6/1/19	1,875,000	1,228,125
El Paso
6.875% 6/15/14	836,000	748,820
7.00% 6/15/17	795,000	681,061
7.25% 6/1/18	35,000	29,925
#El Paso Performance-Linked Trust 144A 7.75% 7/15/11	1,013,000	976,092
Frontier Oil 8.50% 9/15/16	785,000	777,150
Geophysique-Veritas
7.50% 5/15/15	307,000	244,065
7.75% 5/15/17	1,432,000	1,102,640
#Helix Energy Solutions Group 144A 9.50% 1/15/16	1,995,000	1,187,025
#Hilcorp Energy I 144A
7.75% 11/1/15	1,519,000	1,116,465
9.00% 6/1/16	1,455,000	1,083,975
Inergy Finance
6.875% 12/15/14	1,096,000	1,019,280
8.25% 3/1/16	819,000	782,145
#144A 8.75% 3/1/15	85,000	82,450
International Coal Group 10.25% 7/15/14	1,630,000	1,051,350
Key Energy Services 8.375% 12/1/14	1,455,000	923,925
Mariner Energy 8.00% 5/15/17	1,928,000	1,282,120
MarkWest Energy Partners 8.75% 4/15/18	1,105,000	776,263
Massey Energy 6.875% 12/15/13	2,675,000	2,340,624
OPTI Canada
7.875% 12/15/14	1,225,000	542,063
8.25% 12/15/14	1,119,000	506,348
PetroHawk Energy
9.125% 7/15/13	758,000	731,470
#144A 7.875% 6/1/15	925,000	818,625
#144A 10.50% 8/1/14	240,000	240,000
@Petroleum Development 12.00% 2/15/18	1,155,000	768,075
Plains Exploration & Production
7.00% 3/15/17	1,421,000	1,136,800
7.625% 6/1/18	115,000	93,725
Range Resources 7.25% 5/1/18	895,000	805,500
Regency Energy Partners 8.375% 12/15/13	758,000	648,090
#Tennessee Gas Pipeline 144A 8.00% 2/1/16	495,000	497,475
Valero Energy 9.375% 3/15/19	710,000	734,166

Whiting Petroleum 7.25% 5/1/13	1,239,000	978,810
Williams 7.875% 9/1/21	1,250,000	1,158,455
		35,004,016
Finance & Investments – 3.50%
#GMAC 144A
6.00% 12/15/11	940,000	640,319
6.625% 5/15/12	519,000	348,379
6.875% 9/15/11	2,115,000	1,503,723
6.875% 8/28/12	1,553,000	1,043,663
•Hartford Financial Services Group 8.125% 6/15/38	2,450,000	785,642
•#Liberty Mutual Group 144A 10.75% 6/15/58	2,180,000	1,069,432
LVB Acquisition
10.00% 10/15/17	1,602,000	1,593,989
11.625% 10/15/17	320,000	284,000
•#MetLife Capital Trust X 144A 9.25% 4/8/38	1,200,000	673,028
@#Nuveen Investments 144A 10.50% 11/15/15	3,680,000	1,048,800
*Pinnacle Foods Finance 9.25% 4/1/15	740,000	592,000
Silicon Valley Bank
5.70% 6/1/12	250,000	238,527
6.05% 6/1/17	605,000	469,590
•USB Capital IX 6.189% 4/15/49	790,000	312,163
•Wells Fargo Capital 7.70% 12/29/49	655,000	312,205
		10,915,460
Media – 5.35%
#‡Charter Communications Operating 144A
*8.00% 4/30/12	320,000	294,400
*8.375% 4/30/14	915,000	809,775
*10.875% 9/15/14	3,675,000	3,583,124
CSC Holdings
6.75% 4/15/12	735,000	711,113
#144A 8.50% 4/15/14	170,000	168,300
#144A 8.50% 6/15/15	1,095,000	1,075,838
DirecTV Holdings 8.375% 3/15/13	622,000	632,108
EchoStar 7.125% 2/1/16	2,070,000	1,863,000
#Expedia 144A 8.50% 7/1/16	900,000	769,500
Lamar Media
*6.625% 8/15/15	305,000	224,175
6.625% 8/15/15	1,715,000	1,243,375
#LBI Media 144A 8.50% 8/1/17	803,000	220,825
Mediacom Capital 9.50% 1/15/13	915,000	860,100
Nielsen Finance
10.00% 8/1/14	1,610,000	1,392,650
*#144A 11.625% 2/1/14	270,000	244,688
Quebecor Media 7.75% 3/15/16	935,000	715,275
#Videotron 144A 9.125% 4/15/18	1,840,000	1,879,099
		16,687,345
Services Cyclical – 7.53%
*Aramark Services 8.50% 2/1/15	3,044,000	2,815,699
#Ashtead Capital 144A 9.00% 8/15/16	945,000	543,375
@Cardtronics
9.75% 8/15/13	2,218,000	1,430,610
Corrections Corporation of America
6.25% 3/15/13	765,000	736,313
7.50% 5/1/11	1,500,000	1,511,250
FTI Consulting 7.625% 6/15/13	2,717,000	2,750,962
*@#Galaxy Entertainment Finance 144A 9.875% 12/15/12	2,130,000	1,416,450
Gaylord Entertainment
6.75% 11/15/14	645,000	399,900
8.00% 11/15/13	1,574,000	1,046,710
Global Cash Access 8.75% 3/15/12	1,733,000	1,429,725
Hertz
8.875% 1/1/14	1,270,000	776,288
*10.50% 1/1/16	725,000	319,000

Kansas City Southern de Mexico
9.375% 5/1/12	752,000	688,080
#144A 12.50% 4/1/16	405,000	385,763
MGM MIRAGE
*6.75% 4/1/13	1,280,000	454,400
*7.50% 6/1/16	390,000	138,450
*#144A 13.00% 11/15/13	638,000	478,500
Pinnacle Entertainment
*8.25% 3/15/12	80,000	70,400
*8.75% 10/1/13	1,465,000	1,296,525
#Pokagon Gaming Authority 144A 10.375% 6/15/14	2,146,000	1,791,910
#Rainbow National Services 144A 10.375% 9/1/14	893,000	915,325
RSC Equipment Rental 9.50% 12/1/14	1,340,000	663,300
@#Seminole Indian Tribe of Florida 144A
7.804% 10/1/20	1,195,000	932,745
8.03% 10/1/20	600,000	498,060
		23,489,740
Services Non-Cyclical – 7.27%
Alliance Imaging 7.25% 12/15/12	1,050,000	1,013,250
Allied Waste North America
7.125% 5/15/16	520,000	485,559
7.25% 3/15/15	1,080,000	1,021,802
*#Bausch & Lomb 144A 9.875% 11/1/15	2,290,000	1,826,275
Casella Waste Systems 9.75% 2/1/13	2,584,000	2,196,400
Community Health Systems 8.875% 7/15/15	2,885,000	2,740,750
#Erac USA Finance 144A 6.375% 10/15/17	1,035,000	667,405
HCA
6.50% 2/15/16	2,605,000	1,719,300
9.25% 11/15/16	3,620,000	3,303,249
HCA PIK 9.625% 11/15/16	583,000	466,400
•Healthsouth 8.323% 6/15/14	2,020,000	1,747,300
Lender Processing Services 8.125% 7/1/16	865,000	862,838
Psychiatric Solutions 7.75% 7/15/15	740,000	671,550
Select Medical 7.625% 2/1/15	2,675,000	1,745,438
Tenet Healthcare 7.375% 2/1/13	1,720,000	1,376,000
US Oncology 9.00% 8/15/12	865,000	843,375
		22,686,891
Technology & Electronics – 2.13%
Amkor Technology 7.75% 5/15/13	765,000	618,694
Anixter International 10.00% 3/15/14	645,000	601,463
Avago Technologies Finance 10.375% 12/1/13	560,000	501,200
Celestica
7.625% 7/1/13	1,015,000	893,200
7.875% 7/1/11	600,000	588,000
*Flextronics International 6.25% 11/15/14	780,000	663,000
Sungard Data Systems
9.125% 8/15/13	1,487,000	1,301,125
10.25% 8/15/15	2,103,000	1,482,614
		6,649,296
Telecommunications – 13.98%
@=‡Allegiance Telecom 11.75% 2/15/10	565,000	0
•Centennial Communications 7.185% 1/1/13	797,000	800,985
Cincinnati Bell 7.00% 2/15/15	1,095,000	1,012,875
Citizens Communications
6.25% 1/15/13	795,000	724,444
7.125% 3/15/19	2,280,000	1,801,200
Cricket Communications 9.375% 11/1/14	3,617,000	3,463,278
Crown Castle International 9.00% 1/15/15	1,280,000	1,289,600
#Digicel 144A
8.875% 1/15/15	1,155,000	750,750
9.25% 9/1/12	1,614,000	1,432,425

GCI 7.25% 2/15/14	730,000	642,400
Hughes Network Systems/Finance 9.50% 4/15/14	1,963,000	1,766,700
Inmarsat Finance 10.375% 11/15/12	2,040,000	2,101,200
Intelsat Jackson Holdings 11.25% 6/15/16	4,673,000	4,556,311
#Intelsat Subsidiary Holding 144A 8.875% 1/15/15	695,000	651,563
Lucent Technologies 6.45% 3/15/29	1,759,000	677,215
MetroPCS Wireless
9.25% 11/1/14	3,610,000	3,519,750
#144A 9.25% 11/1/14	175,000	169,750
*#Nordic Telephone Holdings 144A 8.875% 5/1/16	2,208,000	2,075,520
*Qwest Capital Funding 7.25% 2/15/11	746,000	716,160
Rogers Communications 8.00% 12/15/12	875,000	887,031
Sprint Capital 8.375% 3/15/12	415,000	375,575
Sprint Nextel 6.00% 12/1/16	5,110,000	3,679,199
#Telesat Canada/Telesat 144A
11.00% 11/1/15	1,050,000	876,750
12.50% 11/1/17	1,195,000	890,275
Time Warner Telecom Holdings 9.25% 2/15/14	2,028,000	1,967,160
@#Vimpelcom 144A 9.125% 4/30/18	2,425,000	1,503,500
Virgin Media Finance 8.75% 4/15/14	2,435,000	2,313,250
#Wind Acquisition Finance 144A 10.75% 12/1/15	1,065,000	1,059,675
Windstream 8.125% 8/1/13	1,937,000	1,917,630
		43,622,171
Utilities – 5.16%
AES
8.00% 10/15/17	1,827,000	1,575,788
#144A 8.00% 6/1/20	715,000	582,725
#144A 8.75% 5/15/13	576,000	570,240
Edison Mission
7.00% 5/15/17	325,000	238,875
7.625% 5/15/27	1,920,000	1,161,600
Elwood Energy 8.159% 7/5/26	1,738,291	1,334,694
Midwest Generation 8.30% 7/2/09	246,441	242,744
*Mirant Americas Generation 8.50% 10/1/21	1,900,000	1,415,500
wMirant Mid Atlantic Pass Through Trust Series A 8.625% 6/30/12	873,452	871,377
Mirant North America 7.375% 12/31/13	509,000	463,190
NRG Energy
7.375% 2/1/16	2,810,000	2,620,325
7.375% 1/15/17	400,000	373,000
Orion Power Holdings 12.00% 5/1/10	1,606,000	1,664,218
*Reliant Energy 7.625% 6/15/14	1,715,000	1,397,725
*Texas Competitive Electric Holdings 10.25% 11/1/15	3,120,000	1,575,600
		16,087,601
Total Corporate Bonds (cost $305,793,325)		261,482,518

«Senior Secured Loans – 4.13%
Energy Futures Holdings Term Tranche Loan B2 6.579% 10/10/14	870,581	577,169
Flextronics International
Term A2 3.685 10/1/14	1,285,580	848,483
Term A3 7.48 10/1/14	369,420	243,817
Ford Motor Term Tranche Loan B 5.80% 12/15/13	6,200,406	3,002,019
General Motors Term Tranche Loan B 4.75% 11/29/13	5,645,101	2,385,055
Northwest Airlines 7.393% 8/21/13	1,005,000	905,505
Talecris Biotherapeutics 2nd Lien 13.50% 12/6/14	2,335,000	2,066,475
Toys R Us Term Tranche Loan B 7.785% 7/19/12	2,405,000	1,379,268
Univision Communications Term Tranche Loan B 5.049% 9/29/14	2,920,000	1,487,579
Total Senior Secured Loans (cost $14,312,302)		12,895,370

	Number of
	Shares
Common Stock – 0.33%
P=†Avado Brands	1,813	0
†BWAY Holding	17,300	136,497
Cablevision Systems Class A	7,600	98,344
*†Cardtronics	74,600	132,042
†Century Communications	2,820,000	0
†Flextronics International	48,600	140,454
*†Graphic Packaging Holding	156,771	136,391
Innophos Holdings	13,400	151,152
*†Mirant	827	9,428
*†NRG Energy	11,900	209,440
P=†Port Townsend	1,905	19
†USGen	475,000	0
Total Common Stock (cost $2,596,663)		1,013,767

Convertible Preferred Stock – 0.39%
Crown Castle International 6.25% exercise price $36.88, expiration date 8/15/12	28,200	1,226,700
Total Convertible Preferred Stock (cost $1,215,838)		1,226,700

Preferred Stocks – 0.34%
•JPMorgan Chase 7.90%	1,150,000	740,544
@=†Port Townsend	381	0
#Preferred Blocker 144A 7.00%	1,673	333,188
Total Preferred Stocks (cost $1,763,474)		1,073,732

Warrants – 0.00%
@P=†Port Townsend	381	4
#†Solutia 144A exercise price $7.59, expiration date 7/15/09	21,092	0
Total Warrants (cost $81,575)		4

	Principal
	Amount
	(U.S. $)
Repurchase Agreement – 10.40%**
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $34,452,072
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $33,118,179)	$32,452,000	32,452,000
Total Repurchase Agreement (cost $32,452,000)		32,452,000

Total Value of Securities Before Securities Lending Collateral – 100.24%
(cost $360,451,386)		312,726,769

	Number of
	Shares
Securities Lending Collateral*** – 9.03%
Investment Companies
Mellon GSL DBT II Collateral Fund	29,139,613	28,171,178
†Mellon GSL DBT II Liquidation Trust	491,181	49
Total Securities Lending Collateral (cost $29,630,794)		28,171,227

Total Value of Securities – 109.27%
(cost $390,082,180)		340,897,996	©
Obligation to Return Securities Lending Collateral*** – (9.50%)		(29,630,794)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.23%		702,609
Net Assets Applicable to 71,719,123 Shares Outstanding – 100.00%		$311,969,811

#Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. At March 31, 2009, the aggregate amount of Rule 144A securities was $57,404,876, which represented 18.40% of the Series’ net assets. See Note 5 in “Notes.”
PRestricted Security. Investment in a security not registered under the Securities Act of 1933, as amended. This security has certain restrictions on resale which may limit its liquidity. At March 31, 2009, the aggregate amount of the restricted securities was $23, or 0.00% of the Series’ net assets. See Note 5 in “Notes.”
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $15,472,151, which represented 4.96% of the Series’ net assets. See Note 5 in “Notes.”
†Non income producing security.
‡Non income producing security. Security is currently in default.
•Variable rate security. The rate shown is the rate as of March 31, 2009.
=Security is being fair valued in accordance with the Series’ fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was 397,462, which represented 0.13% of the Series’ net assets. See Note 1 in "Notes."
«Senior Secured Loans generally pay interest at rates which are periodically redetermined by reference to a base lending rate plus a premium. These base lending rates are generally: (i) the prime rate offered by one or more United States banks, (ii) the lending rate offered by one or more European banks such as the London Inter-Bank Offered Rate (LIBOR), and (iii) the certificate of deposit rate. Senior Secured Loans may be subject to restrictions on resale.
wPass Through Agreement. Security represents the contractual right to receive a proportionate amount of underlying payments due to the counterparty pursuant to various agreements related to the rescheduling of obligations and the exchange of certain notes.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 4 in “Notes.”
©Includes $28,487,008 of securities loaned.

PIK – Pay-in-kind

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust – Delaware VIP High Yield Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Other long-term debt securities, credit default swap (CDS) contracts and interest rate swap contracts are valued by an independent pricing service or broker. To the extent current market prices are not available, the pricing service may take into account developments related to the specific security, as well as transactions in comparable securities. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Discounts and premiums on non-convertible bonds are amortized to interest income over the lives of the respective securities. Realized gains (losses) on paydowns of mortgage- and asset-backed securities are classified as interest income. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$392,185,837
Aggregate unrealized appreciation	4,083,568
Aggregate unrealized depreciation	(55,371,409)
Net unrealized depreciation	$(51,287,841)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $59,562,179 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $18,082,790 expires in 2009; $4,569,135 expires in 2010; $561,008 expires in 2015 and $36,349,246 in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$33,465,748
Level 2	307,034,737
Level 3	397,511
Total	$340,897,996

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$402,947
Net change in unrealized appreciation/depreciation	(16,160)
Net purchases, sales and settlements	10,724
Balance as of 3/31/09	$397,511

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(16,160)

3. Swap Contracts
The Series may enter into interest rate swap contracts, index swap contracts and CDS contracts in accordance with its investment objectives. The Series may use interest rate swaps to adjust the Series’ sensitivity to interest rates or to hedge against changes in interest rates. Index swaps may be used to gain exposure to markets that the Series invests in, such as the corporate bond market. The Series may also use index swaps as a substitute for future or options contracts if such contracts are not directly available to the Series on favorable terms. The Series may enter into CDS contracts in order to hedge against a credit event, to enhance total return or to gain exposure to certain securities or markets.

An interest rate swap involves payments received by the Series from another party based on a variable or floating interest rate, in return for making payments based on a fixed interest rate. An interest rate swap can also work in reverse with the Series receiving payments based on a fixed interest rate and making payments based on a variable or floating interest rate. Interest rate swaps may be used to adjust the Series' sensitivity to interest rates or to hedge against changes in interest rates. Periodic payments on such contracts are accrued daily and recorded as unrealized appreciation/depreciation on swap contracts. Upon periodic payment/receipt or termination of the contract, such amounts are recorded as realized gains or losses on swap contracts.

Index swaps involve commitments to pay interest in exchange for a market linked return based on a notional amount. To the extent the total return of the security, instrument or basket of instruments underlying the transaction exceeds the offsetting interest obligation, the Series will receive a payment from the counterparty. To the extent the total return of the security, instrument or basket of instruments underlying the transaction falls short of the offsetting interest obligation, the Series will make a payment to the counterparty. The change in value of swap contracts outstanding, if any, is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded on maturity or termination of the swap contract.

A CDS contract is a risk-transfer instrument through which one party (purchaser of protection) transfers to another party (seller of protection) the financial risk of a credit event (as defined in the CDS agreement), as it relates to a particular reference security or basket of securities (such as an index). In exchange for the protection offered by the seller of protection, the purchaser of protection agrees to pay the seller of protection a periodic amount at a stated rate that is applied to the notional amount of the CDS contract. In addition, an upfront payment may be made or received by the Series in connection with an unwinding or assignment of a CDS contract. Upon the occurrence of a credit event, the seller of protection would pay the par (or other agreed-upon) value of the referenced security (or basket of securities) to the counterparty.

Periodic payments (receipts) on such contracts are accrued daily and recorded as unrealized losses (gains) on swap contracts. Upon payment (receipt), such amounts are recorded as realized losses (gains) on swap contracts. Upfront payments made or received in connection with CDS contracts are amortized over the expected life of the CDS contracts as unrealized losses (gains) on swap contracts. The change in value of CDS contracts is recorded as unrealized appreciation or depreciation daily. A realized gain or loss is recorded upon a credit event (as defined in the CDS agreement) or the maturity or termination of the agreement.

CDS contracts may involve greater risks than if the Series had invested in the referenced obligation directly. CDS contracts are subject to general market risk, liquidity risk, counterparty risk and credit risk. If the Series enters into a CDS contract as a purchaser of protection and no credit event occurs, its exposure is limited to the periodic payments previously made to the counterparty.

Because there is no organized market for swap contracts, the value of open swaps may differ from that which would be realized in the event the Series terminated its position in the agreement. Risks of entering into these agreements include the potential inability of the counterparty to meet the terms of the contracts. This type of risk is generally limited to the amount of favorable movements in the value of the underlying security, instrument, or basket of instruments, if any, at the day of default. Risks also arise from potential losses from adverse market movements and such losses could exceed the unrealized amounts shown on the schedule of investments. As of March 31, 2009, there were no CDS contracts outstanding.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group (S&P) or Moody’s Investors Service, Inc. (Moody’s) or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $28,487,008, for which the Series received collateral, comprised of non-cash collateral valued at $50,400, and cash collateral of $29,630,794. Investments purchased with cash collateral are presented on the schedule of investments under the caption “Securities Lending Collateral.”

5. Credit and Market Risk
The Series invests in high yield fixed income securities, which carry ratings of BB or lower by S & P and/or Ba or lower by Moody’s. Investments in these higher yielding securities are generally accompanied by a greater degree of credit risk than higher rated securities. Additionally, lower rated securities may be more susceptible to adverse economic and competitive industry conditions than investment grade securities.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. Rule 144A and illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP International Value Equity Series

March 31, 2009

	Number of	Value
	Shares	(U.S. $)
Common Stock – 97.59%Δ
Australia – 6.26%
±Coca-Cola Amatil	482,079	$2,904,758
±Telstra	756,419	1,688,272
		4,593,030
Canada – 6.04%
*Agrium	44,100	1,578,339
†CGI Group Class A	353,003	2,850,796
		4,429,135
Denmark – 2.50%
±*Novo Nordisk Class B	38,267	1,834,500
		1,834,500
Finland – 2.22%
±Nokia	139,353	1,629,730
		1,629,730
France – 19.84%
±*AXA	77,143	925,869
±*Compagnie de Saint-Gobain	34,274	960,287
±France Telecom	79,053	1,802,115
±*Lafarge	7,960	359,353
±*PPR	10,890	698,134
±Publicis Groupe	46,326	1,187,528
±Sanofi-Aventis	31,371	1,760,510
±Teleperformance	73,430	2,019,830
±Total	54,830	2,711,208
±Vallourec	6,959	645,154
±Vivendi	55,747	1,474,393
		14,544,381
Germany – 8.37%
±Bayerische Motoren Werke	49,386	1,418,609
±Deutsche Post	180,174	1,943,725
±Linde	19,825	1,346,553
±Metro	43,339	1,427,162
		6,136,049
Hong Kong – 1.33%
±Techtronic Industries	2,094,359	971,873
		971,873
Italy – 5.18%
±Finmeccanica	124,081	1,544,339
±Parmalat	1,094,864	2,253,989
		3,798,328
Japan – 12.99%
±Asahi Glass	148,000	785,806
±Canon	59,480	1,734,126
±*Don Quijote	75,300	969,021
±Mitsubishi UFJ Financial Group	424,135	2,089,807
±*NGK Spark Plug	76,000	647,010
±*Ono Pharmaceutical	27,900	1,224,617
±*Round One	125,935	848,961
±Toyota Motor	38,543	1,224,398
		9,523,746

Netherlands – 1.92%
±*Koninklijke Philips Electronics	95,122	1,407,957
		1,407,957
Republic of Korea – 2.17%
±Samsung Electronics	3,819	1,588,413
		1,588,413
Singapore – 1.41%
±Singapore Airlines	157,000	1,035,398
		1,035,398
Sweden – 2.69%
±Ericsson Class B	118,800	960,374
±*Nordea Bank	202,788	1,008,869
		1,969,243
Switzerland – 2.63%
±Novartis	51,052	1,931,140
		1,931,140
Taiwan – 3.24%
Chunghwa Telecom ADR	130,296	2,375,301
		2,375,301
United Kingdom – 17.29%
±AstraZeneca	40,233	1,424,604
±BP	453,413	3,041,392
±Greggs	22,581	1,113,945
±National Grid	295,228	2,264,988
±Standard Chartered	86,086	1,069,387
±Tomkins	664,465	1,155,073
±Vodafone Group	1,093,939	1,904,571
±*WPP Group	125,355	703,952
		12,677,912
United States – 1.51%
†Transocean	18,800	1,106,192
		1,106,192
Total Common Stock (cost $104,028,030)		71,552,328

	Principal
	Amount
Repurchase Agreement** – 2.88%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $2,108,005
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $2,151,273)	$2,108,000	2,108,000
Total Repurchase Agreement (cost $2,108,000)		2,108,000

Total Value of Securities Before Securities Lending Collateral – 100.47%
(cost $106,136,030)		73,660,328

	Number of
	Shares
Securities Lending Collateral*** – 13.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	10,063,949	9,723,382
†Mellon GSL DBT II Liquidation Trust	322,640	32
Total Securities Lending Collateral (cost $10,386,589)		9,723,414

Total Value of Securities – 113.73%
(cost $116,522,619)		83,383,742	©
Obligation to Return Securities Lending Collateral*** – (14.17%)		(10,386,589)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.44%		321,467
Net Assets Applicable to 10,925,373 Shares Outstanding – 100.00%		$73,318,620

ΔSecurities have been classified by country of origin.
±Security is being fair valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $63,641,700, which represented 86.80% of the Series’ net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in “Notes.”
†Non income producing security.
©Includes $9,668,958 of securities loaned.
*** See Note 4 in “Notes.”

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP International Value Equity Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Foreign currency exchange contracts are valued at the mean between the bid and ask prices. Interpolated values are derived when the settlement date of the contract is an interim date for which quotations are not available. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Foreign Currency Transactions – Transactions denominated in foreign currencies are recorded at the prevailing exchange rates on the valuation date. The value of all assets and liabilities denominated in foreign currencies is translated into U.S. dollars at the exchange rate of such currencies against the U.S. dollar daily. Transaction gains or losses resulting from changes in exchange rates during the reporting period or upon settlement of the foreign currency transaction are reported in operations for the current period. The Series does not isolate that portion of realized gains and losses on investments which are due to changes in foreign exchange rates from that which are due to changes in market prices. The Series reports certain foreign currency related transactions as components of realized gains (losses) for financial reporting purposes, whereas such components are treated as ordinary income (loss) for federal income tax purposes.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$117,700,819
Aggregate unrealized appreciation	1,986,283
Aggregate unrealized depreciation	(36,303,360)
Net unrealized depreciation	$(34,317,077)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $12,753,714 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$10,018,628
Level 2	73,365,082
Level 3	32
Total	$83,383,742

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$1,059,478
Net realized loss	(569,868)
Net change in unrealized appreciation/
depreciation	559,253
Net purchases, sales and settlements	(100,172)
Net transfers in/and or out of Level 3	(948,659)
Balance as of 3/31/09	$32

Net change in unrealized
depreciation from
investments still held as of 3/31/09	$(10,615)

3. Foreign Currency Exchange Contracts
The Series may enter into foreign currency exchange contracts as a way of managing foreign exchange rate risk. The Series may enter into these contracts to fix the U.S. dollar value of a security that it has agreed to buy or sell for the period between the date the trade was entered into and the date the security is delivered and paid for. The Series may also use these contracts to hedge the U.S. dollar value of securities it already owns that are denominated in foreign currencies. The change in value is recorded as an unrealized gain or loss. When the contract is closed, a realized gain or loss is recorded equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

The use of foreign currency exchange contracts does not eliminate fluctuations in the underlying prices of the securities, but does establish a rate of exchange that can be achieved in the future. Although foreign currency exchange contracts limit the risk of loss due to a decline in the value of the hedged currency, they also limit any potential gain that might result should the value of the currency increase. In addition, the Series could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts. There were no foreign currency exchange contracts outstanding at March 31, 2009.

4. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of the collateral held on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Fund, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $9,668,958, for which the Series received collateral, comprised of non-cash collateral valued at $398,861, and cash collateral of $10,386,589. Investments purchased with cash collateral are presented on the statement of net assets under the caption "Securities Lending Collateral".

5. Credit and Market Risk
Some countries in which the Series may invest require governmental approval for the repatriation of investment income, capital or the proceeds of sales of securities by foreign investors. In addition, if there is deterioration in a country’s balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

The securities exchanges of certain foreign markets are substantially smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Series may be inhibited. In addition, a significant portion of the aggregate market value of equity securities listed on the major securities exchanges in emerging markets is held by a smaller number of investors. This may limit the number of shares available for acquisition or disposition by the Series.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP REIT Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 92.77%
Diversified REITs – 5.80%
Vornado Realty Trust	290,281	$9,648,944
Washington Real Estate Investment Trust	28,000	484,400
		10,133,344
Health Care REITs – 15.43%
HCP	337,400	6,022,590
*Health Care REIT	199,500	6,102,706
*Nationwide Health Properties	257,700	5,718,363
Omega Healthcare Investors	84,400	1,188,352
Senior Housing Properties Trust	243,600	3,415,272
*Ventas	200,700	4,537,827
		26,985,110
Hotel REITs – 2.31%
Hersha Hospitality Trust	188,190	357,561
*Host Hotels & Resorts	759,996	2,979,184
*LaSalle Hotel Properties	44,700	261,048
Starwood Hotels & Resorts Worldwide	34,500	438,150
		4,035,943
Industrial REITs – 3.94%
AMB Property	139,255	2,005,272
DCT Industrial Trust	251,900	798,523
EastGroup Properties	37,600	1,055,432
ProLogis	467,308	3,037,502
		6,896,729
Mall REITs – 8.34%
*Macerich	134,700	843,222
*Simon Property Group	368,819	12,775,904
*Taubman Centers	56,500	962,760
		14,581,886
Manufactured Housing REITs – 2.37%
Equity Lifestyle Properties	108,759	4,143,718
		4,143,718
Multifamily REITs – 14.85%
*AvalonBay Communities	137,040	6,449,102
*BRE Properties	94,800	1,860,924
Camden Property Trust	130,200	2,809,716
*Equity Residential	438,400	8,044,640
*Essex Property Trust	67,808	3,888,111
Mid-America Apartment Communities	64,700	1,994,701
UDR	107,431	924,981
		25,972,175
Office REITs – 12.65%
*Alexandria Real Estate Equities	90,796	3,304,974
Boston Properties	180,300	6,315,909
*Corporate Office Properties Trust	116,600	2,895,178
Highwoods Properties	139,600	2,990,232
*Kilroy Realty	101,100	1,737,909
Mack-Cali Realty	227,300	4,502,813
SL Green Realty	34,537	373,000
		22,120,015

Office/Industrial REITs – 5.98%
*Digital Realty Trust	154,300	5,119,674
*Liberty Property Trust	281,400	5,329,716
		10,449,390
Self-Storage REITs – 6.38%
*Public Storage	201,900	11,154,975
		11,154,975
Shopping Center REITs – 10.70%
*Federal Realty Investment Trust	155,189	7,138,694
Kimco Realty	317,600	2,420,112
Kite Realty Group Trust	132,096	323,635
Ramco-Gershenson Properties	122,300	788,835
*Regency Centers	158,139	4,201,753
*Tanger Factory Outlet Centers	124,000	3,826,640
		18,699,669
Specialty REITs – 4.02%
†Corrections Corporate of America	97,000	1,242,570
*Entertainment Properties Trust	38,000	598,880
*Plum Creek Timber	178,700	5,194,809
		7,036,259
Total Common Stock (cost $281,141,340)		162,209,213

	Principal
	Amount
Repurchase Agreement** – 8.20%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $14,341,032
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $14,635,394)	$14,341,000	14,341,000
Total Repurchase Agreement (cost $14,341,000)		14,341,000

Total Value of Securities Before Securities Lending Collateral – 100.97%
(cost $295,482,340)		176,550,213

	Number of
	Shares
Security Lending Collateral*** – 17.64%
Investment Companies
Mellon GSL DBT II Collateral Fund	31,907,460	30,844,845
†Mellon GSL DBT II Liquidation Trust	1,389,278	139
Total Security Lending Collateral (cost $33,296,738)		30,844,984

Total Value of Securities – 118.61%
(cost $328,779,078)		207,395,197	©
Obligation to Return Securities Lending Collateral*** – (19.04%)		(33,296,738)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.43%		748,524
Net Assets Applicable to 38,083,547 Shares Outstanding – 100.00%		$174,846,983

†Non income producing security.
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $31,001,469 of securities loaned.

REIT - Real Estate Investment Trust

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP REIT Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series' Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$418,672,787
Aggregate unrealized appreciation	373,118
Aggregate unrealized depreciation	(211,650,708)
Net unrealized depreciation	$(211,277,590)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $59,739,771 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$176,550,213
Level 2	30,844,845
Level 3	139
Total	$207,395,197

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$45,846
Net change in unrealized appreciation/depreciation	(45,707)
Balance as of 3/31/09	$139

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(45,707)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $31,001,469, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series concentrates its investments in the real estate industry and is subject to the risks associated with that industry. If the Series holds real estate directly as a result of defaults or receives rental income directly from real estate holdings, its tax status as a regulated investment company may be jeopardized. The Series is also affected by interest rate changes, particularly if the REITs it holds use floating rate debt to finance their ongoing operations. Its investments may also tend to fluctuate more in value than a portfolio that invests in a broader range of industries.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Select Growth Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 98.63%²
Basic Industry/Capital Goods – 7.72%
Deere & Co.	1,000	$32,870
Monsanto	1,200	99,720
Newmont Mining	4,200	187,992
Praxair	800	53,832
Syngenta ADR	2,900	116,319
Yamana Gold	3,600	33,300
		524,033
Business Services – 9.94%
Corporate Executive Board	1,400	20,300
Expeditors International Washington	3,500	99,015
±†Hansen Transmissions	15,300	21,679
*†Lamar Advertising Class A	2,500	24,375
*MasterCard Class A	1,200	200,976
†Research in Motion	2,900	124,903
Visa Class A	3,300	183,480
		674,728
Consumer Non-Durables – 6.72%
*†NetFlix	4,000	171,680
NIKE Class B	1,100	51,579
†Peet's Coffee & Tea	1,500	32,430
Procter & Gamble	300	14,127
Staples	3,900	70,629
*Whole Foods Market	6,900	115,920
		456,365
Consumer Services – 8.58%
DineEquity	3,500	41,510
†eBay	5,700	71,592
Heartland Payment Systems	26,500	175,165
†Interval Leisure Group	28,700	152,110
Weight Watchers International	7,672	142,316
		582,693
Energy – 4.42%
Core Laboratories	2,200	160,952
EnCana	1,000	40,610
EOG Resources	1,800	98,568
		300,130
Financials – 15.60%
†Affiliated Managers Group	1,400	58,394
Bank of New York Mellon	6,141	173,483
CME Group	1,200	295,668
†IntercontinentalExchange	4,400	327,668
optionsXpress Holdings	17,900	203,523
		1,058,736
Health Care – 12.00%
*†Abiomed	5,000	24,500
Allergan	4,400	210,144
†Gilead Sciences	1,600	74,112
†Intuitive Surgical	800	76,288
†Medco Health Solutions	3,900	161,226
Novo Nordisk ADR	1,800	86,364

Techne	800	43,768
UnitedHealth Group	6,600	138,138
		814,540
Technology – 33.65%
†Apple	3,350	352,151
Blackbaud	2,400	27,864
†Crown Castle International	9,700	197,977
†Google Class A	525	182,732
†Intuit	5,000	135,000
†j2 Global Communications	7,500	164,175
†Juniper Networks	3,800	57,228
*†priceline.com	600	47,268
QUALCOMM	8,000	311,280
*†SBA Communications Class A	2,100	48,930
±Tandberg	10,300	151,379
†Teradata	11,100	180,042
*†VeriFone Holdings	21,900	148,920
†VeriSign	14,800	279,276
		2,284,222
Total Common Stock (cost $8,059,314)		6,695,447

	Principal
	Amount
Repurchase Agreement** – 2.93%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $199,000
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $203,085)	$199,000	199,000
Total Repurchase Agreement (cost $199,000)		199,000

Total Value of Securities Before Securities Lending Collateral – 101.56%
(cost $8,258,314)		6,894,447
	Number of
	Shares
Securities Lending Collateral*** – 10.99%
Investment Companies
Mellon GSL DBT II Collateral Fund	769,235	745,954
†Mellon GSL DBT II Liquidation Trust	18,508	2
Total Securities Lending Collateral (cost $787,743)		745,956

Total Value of Securities – 112.55%
(cost $9,046,057)		7,640,403 ©
Obligation to Return Securities Lending Collateral*** – (11.61%)		(787,743)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.94%)		(63,970)
Net Assets Applicable to 1,093,082 Shares Outstanding – 100.00%		$6,788,690

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
±Security is being fair valued based on international fair value pricing. At March 31, 2009, the aggregate amount of international fair value priced securities was $173,058, which represented 2.55% of the Series’ net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
†Non income producing security.
©Includes $747,178 of securities loaned.

ADR – American Depositary Receipts

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Select Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Securities listed on a foreign exchange are valued at the last quoted sales price on the valuation date. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Series is aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Series’ understanding of the applicable country’s tax rules and rates. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$9,176,222
Aggregate unrealized appreciation	372,974
Aggregate unrealized depreciation	(1,908,793)
Net unrealized depreciation	$(1,535,819)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $45,279,240 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $30,958,389 expires in 2009; $10,812,739 expires in 2010; $3,283,750 expires in 2011; and $224,362 expires in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$6,721,389
Level 2	919,012
Level 3	2
Total	$7,640,403

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$611
Net change in unrealized appreciation/depreciation	(609)
Balance as of 3/31/09	$2

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(610)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $747,178, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small- and mid- sized companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small- or mid-sized companies may be more volatile than investments in larger companies for a number of reasons, which include more limited financial resources or a dependence on narrow product lines.

The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Small Cap Value Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 96.64%
Basic Industry/Capital Goods – 9.57%
Albemarle	387,500	$8,435,875
*Arch Coal	144,800	1,935,976
†Crown Holdings	607,200	13,801,656
Cytec Industries	363,800	5,464,276
FMC	294,500	12,704,730
Kaiser Aluminum	125,700	2,906,184
Valspar	373,100	7,450,807
		52,699,504
Business Services – 3.13%
Brink's	283,500	7,501,410
†Brink's Home Security Holding	289,900	6,551,740
†United Stationers	113,300	3,181,464
		17,234,614
Capital Spending – 6.66%
*Actuant Class A	478,800	4,946,004
*†Casella Waste Systems	187,200	320,112
†Colfax	100,200	688,374
†Gardner Denver	269,400	5,856,756
Harsco	241,400	5,351,838
Insteel Industries	330,400	2,299,584
*Mueller Water Products Class A	376,984	1,244,047
*Regal Beloit	155,900	4,776,776
*Wabtec	119,000	3,139,220
*Walter Industries	351,900	8,047,953
		36,670,664
Consumer Cyclical – 2.11%
Autoliv	100,000	1,857,000
MDC Holdings	314,000	9,777,960
		11,634,960
Consumer Services – 17.57%
Advance Auto Parts	226,800	9,316,944
*bebe Stores	332,200	2,215,774
Cato Class A	568,400	10,390,352
†CEC Entertainment	251,200	6,501,056
†Children's Place Retail Store	120,200	2,631,178
†Collective Brands	212,200	2,066,828
†Dollar Tree Stores	223,000	9,934,650
†Genesco	206,000	3,878,980
†Jack in the Box	312,900	7,287,441
Men's Wearhouse	417,900	6,327,006
*Meredith	180,900	3,010,176
Movado Group	223,200	1,682,928
PETsMART	340,900	7,145,264
Phillips-Van Heusen	121,000	2,744,280
*Ross Stores	281,700	10,107,396
†Skechers U.S.A. Class A	203,300	1,356,011
Stage Stores	437,225	4,407,228
†Warnaco Group	184,100	4,418,400
Wolverine World Wide	63,650	991,667
†Zale	177,700	346,515
		96,760,074

Consumer Staples – 1.84%
American Greetings Class A	314,600	1,591,876
Del Monte Foods	1,171,100	8,537,319
		10,129,195
Energy – 5.61%
†Encore Acquisition	151,500	3,525,405
*†Forest Oil	280,000	3,682,000
†Newfield Exploration	374,400	8,498,880
Southwest Gas	397,000	8,364,790
†Whiting Petroleum	263,100	6,801,135
		30,872,210
Financial Services – 24.80%
Bank of Hawaii	331,700	10,939,466
Berkley (W.R.)	614,243	13,851,180
Boston Private Financial Holdings	700,800	2,459,808
Community Bank System	241,700	4,048,475
CVB Financial	269,100	1,784,133
East West Bancorp	716,100	3,272,577
First Midwest Bancorp	443,300	3,807,947
Hancock Holding	289,000	9,039,920
Harleysville Group	330,000	10,497,300
Independent Bank	364,800	5,380,800
Infinity Property & Casualty	280,500	9,517,365
IPC Holdings	288,600	7,803,744
NBT Bancorp	500,500	10,830,820
Platinum Underwriters Holdings	533,000	15,115,879
S&T Bancorp	180,800	3,834,768
Selective Insurance Group	734,500	8,931,520
*StanCorp Financial Group	144,200	3,284,876
Sterling Bancshares	1,218,600	7,969,644
Wesbanco	184,100	4,203,003
		136,573,225
Health Care – 3.11%
*Service Corporation International	1,225,800	4,278,042
*STERIS	197,000	4,586,160
Universal Health Services Class B	214,600	8,227,764
		17,091,966
Real Estate – 3.82%
*Brandywine Realty Trust	588,633	1,677,604
Education Realty Trust	408,700	1,426,363
Highwoods Properties	451,100	9,662,562
Washington Real Estate Investment Trust	477,000	8,252,100
		21,018,629
Technology – 13.04%
*†Amkor Technology	711,700	1,907,356
†Brocade Communications Systems	694,800	2,397,060
†Checkpoint Systems	379,600	3,405,012
†Cirrus Logic	1,414,000	5,316,640
†Compuware	829,000	5,463,110
†Emulex	366,700	1,844,501
*†ON Semiconductor	613,000	2,390,700
†Parametric Technology	647,700	6,464,046
†Premiere Global Services	621,950	5,485,599
*QAD	358,500	907,005
*†Sybase	295,700	8,956,753
†Synopsys	621,100	12,875,403
*†Tech Data	494,300	10,765,854
†Vishay Intertechnology	1,040,200	3,619,896
		71,798,935

Transportation – 2.83%
*Alexander & Baldwin	359,400	6,839,382
*†Kirby	215,500	5,740,920
†Saia	251,200	3,001,840
		15,582,142
Utilities – 2.55%
*Black Hills	162,600	2,908,914
†El Paso Electric	551,700	7,773,453
*Otter Tail	152,700	3,367,035
		14,049,402
Total Common Stock (cost $712,504,521)		532,115,520

	Principal
	Amount
Repurchase Agreement** – 4.08%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $22,465,050
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $22,926,164)	$22,465,000	22,465,000
Total Repurchase Agreement (cost $22,465,000)		22,465,000

Total Value of Securities Before Securities Lending Collateral – 100.72%
(cost $734,969,521)		554,580,520

	Number of
	Shares
Securities Lending Collateral*** – 3.30%
Investment Companies
Mellon GSL DBT II Collateral Fund	19,438,217	18,186,914
†Mellon GSL DBT II Liquidation Trust	1,155,865	116
Total Securities Lending Collateral (cost $20,594,082)		18,187,030

Total Value of Securities – 104.02%
(cost $755,563,603)		572,767,550 ©
Obligation to Return Securities Lending Collateral*** – (3.74%)		(20,594,082)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.28%)		(1,550,604)
Net Assets Applicable to 34,257,605 Shares Outstanding – 100.00%		$550,622,864

†Non income producing security.
*Fully or partially on loan.
** See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $21,749,660 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Small Cap Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. Distributions received from investments in Real Estate Investment Trusts (REITs) are recorded as dividend income on ex-dividend date, subject to reclassification upon notice of the character of such distribution by the issuer. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$756,395,916
Aggregate unrealized appreciation	47,344,949
Aggregate unrealized depreciation	(230,973,315)
Net unrealized appreciation	$(183,628,366)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $8,993,730 may be carried forward and applied against future capital gains. Such capital loss carryforwards expires in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$554,580,520
Level 2	18,186,914
Level 3	116
Total	$572,767,550

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$38,144
Net change in unrealized depreciation	(38,028)
Balance as of 3/31/09	$116

Net change in unrealized
appreciation/depreciation from
investments still held as of 3/31/09	$(38,028)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. Prior to the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $21,749,660, for which the Series received collateral, comprised of non-cash collateral valued at $3,152,000, and cash collateral of $20,594,082. Investments purchased with cash collateral are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Trend Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 95.36%²
Basic Industry/Capital Goods – 9.45%
Bucyrus International Class A	201,100	$3,052,698
†Colfax	48,100	330,447
Dynamic Materials	192,300	1,761,468
†Hexcel	305,800	2,009,106
†*Itron	62,900	2,978,315
†Mettler-Toledo International	39,100	2,007,003
†Middleby	115,400	3,742,422
†Tetra Tech	104,500	2,129,710
*Titan International	333,800	1,679,014
		19,690,183
Business Services – 9.01%
†Clean Harbors	47,600	2,284,800
†*Emergency Medical Services Class A	105,800	3,321,062
†*FTI Consulting	51,500	2,548,220
†Geo Group	267,000	3,537,750
†Net 1 UEPS Technologies	229,700	3,493,737
†Solera Holdings	144,800	3,588,144
		18,773,713
Consumer Non-Durables – 7.86%
†*Aeropostale	111,600	2,964,096
†*J. Crew Group	12,100	159,478
†*LKQ	224,800	3,207,896
†lululemon athletica	126,500	1,095,490
Penske Automotive Group	108,600	1,013,238
PETsMART	87,000	1,823,520
†Titan Machinery	150,100	1,349,399
†*Tractor Supply	81,900	2,953,314
†Ulta Salon Cosmetics & Fragrance	272,200	1,801,964
		16,368,395
Consumer Services – 6.23%
†BJ's Restaurants	146,400	2,036,424
=†BJ's Restaurants Restricted PIPE	78,000	1,027,693
†*Cardtronics	626,300	1,108,551
†*Chipotle Mexican Grill Class A	17,300	1,148,374
†First Cash Financial Services	170,200	2,539,384
†RHI Entertainment	321,900	489,288
Royal Caribbean Cruises	58,900	471,789
†Texas Roadhouse Class A	240,600	2,292,918
†*Wynn Resorts	92,900	1,855,213
		12,969,634
Energy – 4.58%
*Carbo Ceramics	108,050	3,072,942
*Core Laboratories	49,089	3,591,351
†*Goodrich Petroleum	120,000	2,323,200
†ION Geophysical	352,700	550,212
		9,537,705
Financials – 4.20%
Hanover Insurance Group	70,400	2,028,928
†Investment Technology Group	118,600	3,026,672
Lazard Class A	51,000	1,499,400

†ProAssurance	47,000	2,191,140
		8,746,140
Health Care – 27.67%
@†Abraxis BioScience	139,549	6,653,696
†*Acadia Pharmaceuticals	627,320	595,954
†Acorda Therapeutics	40,400	800,324
†Affymetrix	1,008,100	3,296,487
†Align Technology	282,100	2,237,053
†Amylin Pharmaceuticals	92,100	1,082,175
†*ArthroCare	127,500	624,750
†*BioMarin Pharmaceutical	43,900	542,165
†Caraco Pharmaceutical Laboratories	65,500	230,560
†*Cardiome Pharma	253,600	743,048
†Celera	188,800	1,440,544
†*Cepheid	103,600	714,840
†Charles River Laboratories International	218,700	5,950,827
†*Cougar Biotechnology	76,900	2,476,180
†Cypress Bioscience	131,300	933,543
*Healthcare Services Group	222,400	3,329,328
†Medarex	1,565,300	8,029,990
†*OSI Pharmaceuticals	63,300	2,421,858
*Perrigo	154,100	3,826,303
†Regeneron Pharmaceuticals	59,600	826,056
†Sepracor	458,400	6,720,144
†Syneron Medical	253,900	1,505,627
†*Wright Medical Group	171,500	2,234,645
†*ZymoGenetics	108,200	431,718
		57,647,815
Technology – 21.65%
†*ANSYS	89,871	2,255,762
†Ariba	396,800	3,464,064
†Atheros Communications	169,500	2,484,870
†BigBand Networks	16,200	106,110
†Cavium Networks	203,600	2,349,544
†Cogent	260,600	3,101,140
†*F5 Networks	221,600	4,642,520
Henry (Jack) & Associates	148,300	2,420,256
†Informatica	99,900	1,324,674
Intersil Class A	88,600	1,018,900
†Lam Research	55,800	1,270,566
†Microsemi	291,700	3,383,720
†Nuance Communications	338,800	3,679,368
†Perot Systems Class A	183,900	2,368,632
†*salesforce.com	42,200	1,381,206
†*Sybase	193,200	5,852,028
†*Synaptics	27,200	727,872
†TriQuint Semiconductor	832,800	2,057,016
†Varian Semiconductor Equipment Associates	56,100	1,215,126
		45,103,374
Transportation – 4.71%
†Genesee & Wyoming Class A	129,200	2,745,500
*Hunt (J.B.) Transport Services	108,700	2,620,757
Knight Transportation	212,000	3,213,920
†Marten Transport	66,400	1,240,352
		9,820,529
Total Common Stock (cost $262,141,160)		198,657,488

	Principal
	Amount
Repurchase Agreement** – 6.61%
BNP Paribas 0.08%, dated 3/31/09, to be
repurchased on 4/1/09, repurchase price $13,765,031
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $14,047,570)	$13,765,000	13,765,000
Total Repurchase Agreement (cost $13,765,000)		13,765,000

Total Value of Securities Before Securities Lending Collateral – 101.97%
(cost $275,906,160)		212,422,488

	Number of
	Shares
Securities Lending Collateral*** – 15.26%
Investment Companies
Mellon GSL DBT II Collateral Fund	32,857,942	31,801,450
†Mellon GSL DBT II Liquidation Trust	462,002	46
Total Securities Lending Collateral (cost $33,319,944)		31,801,496

Total Value of Securities – 117.23%
(cost $309,226,104)		244,223,984 ©
Obligation to Return Securities Lending Collateral*** – (15.99%)		(33,319,944)
Liabilities Net of Receivables and Other Assets (See Notes) – (1.24%)		(2,579,726)
Net Assets Applicable to 13,525,836 Shares Outstanding – 100.00%		$208,324,314

²Narrow industries are utilized for compliance purposes for diversification whereas broad sectors are used for financial reporting.
†Non income producing security.
@Illiquid security. At March 31, 2009, the aggregate amount of illiquid securities was $6,653,696, which represented 3.19% of the Series’ net assets. See Note 4 in "Notes"
=Security is being fair valued in accordance with the Fund's fair valuation policy. At March 31, 2009, the aggregate amount of fair valued securities was $1,027,693, which represented 0.49% of the Series’ net assets. See Note 1 in "Notes."
*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $31,659,475 of securities loaned.

PIPE – Private investment in public equity

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Trend Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series' tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$315,606,971
Aggregate unrealized appreciation	13,307,338
Aggregate unrealized depreciation	(84,680,325)
Net unrealized depreciation	$(71,372,987)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $22,165,948 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$211,394,795
Level 2	31,801,450
Level 3	1,027,739
Total	$244,223,984

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$15,246
Net change in unrealized appreciation/depreciation	166,493
Net purchases, sales and settlements	846,000
Balance as of 3/31/09	$1,027,739

Net change in unrealized
depreciation from
investments still held as of 3/31/09	$166,493

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. During the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $31,659,475, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the statement of net assets under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series invests a significant portion of its assets in small companies and may be subject to certain risks associated with ownership of securities of such companies. Investments in small-sized companies may be more volatile than investments in larger companies for a number of reasons, which include limited financial resources or a dependence on narrow product lines.

The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities. Illiquid securities have been identified on the schedule of investments.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP U.S. Growth Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 91.33%
Basic Industry/Capital Goods – 5.05%
Praxair	65,000	$4,373,850
*Syngenta ADR	87,100	3,493,581
		7,867,431
Business Services – 18.47%
Expeditors International of Washington	145,000	4,102,050
†Google Class A	19,200	6,682,752
*MasterCard Class A	34,200	5,727,816
*United Parcel Service Class B	100,000	4,922,000
Visa Class A	132,000	7,339,200
		28,773,818
Consumer Non-Durables – 7.61%
NIKE Class B	26,400	1,237,896
Procter & Gamble	110,000	5,179,900
Staples	300,000	5,433,000
		11,850,796
Consumer Services – 1.49%
Weight Watchers International	125,300	2,324,315
		2,324,315
Energy – 2.67%
EOG Resources	76,000	4,161,760
		4,161,760
Financials – 12.86%
Bank of New York Mellon	210,000	5,932,500
CME Group	25,000	6,159,750
†IntercontinentalExchange	106,700	7,945,949
		20,038,199
Health Care – 19.84%
Allergan	154,700	7,388,472
†Gilead Sciences	81,900	3,793,608
†*Intuitive Surgical	13,000	1,239,680
†Medco Health Solutions	131,700	5,444,478
Novo-Nordisk ADR	66,900	3,209,862
UnitedHealth Group	239,900	5,021,107
Walgreen	185,000	4,802,600
		30,899,807
Technology – 23.34%
†Apple	57,000	5,991,840
†Crown Castle International	275,000	5,612,750
†Intuit	250,000	6,750,000
QUALCOMM	225,000	8,754,750
†Teradata	240,000	3,892,800
†*VeriSign	283,800	5,355,306
		36,357,446
Total Common Stock (cost $187,121,983)		142,273,572

	Principal
	Amount
Repurchase Agreement** – 9.77%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $15,220,034
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $15,532,438)	$15,220,000	15,220,000
Total Repurchase Agreement (cost $15,220,000)		15,220,000

Total Value of Securities Before Securities Lending Collateral – 101.10%
(cost $202,341,983)		157,493,572

	Number of
	Shares
Securities Lending Collateral*** – 8.34%
Investment Companies
Mellon GSL DBT II Collateral Fund	13,418,653	12,985,073
†Mellon GSL DBT II Liquidation Trust	289,789	29
Total Securities Lending Collateral (cost $13,708,442)		12,985,102

Total Value of Securities – 109.44%
(cost $216,050,425)		170,478,674 ©
Obligation to Return Securities Lending Collateral*** – (8.80%)		(13,708,442)
Liabilities Net of Receivables and Other Assets (See Notes) – (0.64%)		(998,213)
Net Assets Applicable to 31,153,825 Shares Outstanding – 100.00%		$155,772,019

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
©Includes $13,044,387 of securities loaned.
†Non income producing security.

ADR – American Depositary Receipt

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP U.S. Growth Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$216,579,432
Aggregate unrealized appreciation	640,161
Aggregate unrealized depreciation	(46,740,919)
Net unrealized depreciation	$(46,100,758)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $7,434,024 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$157,493,572
Level 2	12,985,073
Level 3	29
Total	$170,478,674

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$9,563
Net change in unrealized
appreciation/depreciation	(9,534)
Balance as of 3/31/09	$29

Net change in unrealized
appreciation/depreciation on
investments still held as of 3/31/09	$(9,534)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. During the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $13,044,387, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 15% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 15% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Schedule of Investments (Unaudited)

Delaware VIP® Trust – Delaware VIP Value Series

March 31, 2009

	Number of
	Shares	Value
Common Stock – 95.72%
Consumer Discretionary – 6.55%
Gap	1,066,800	$13,857,732
Mattel	949,500	10,947,735
		24,805,467
Consumer Staples – 19.14%
Archer-Daniels-Midland	541,800	15,051,204
CVS Caremark	430,900	11,845,441
Heinz (H.J.)	342,300	11,316,438
Kimberly-Clark	241,000	11,112,510
Kraft Foods Class A	508,600	11,336,694
Safeway	588,900	11,889,891
		72,552,178
Energy – 9.37%
Chevron	170,200	11,444,248
ConocoPhillips	296,100	11,595,276
Marathon Oil	474,600	12,477,234
		35,516,758
Financials – 9.96%
Allstate	557,600	10,678,040
Bank of New York Mellon	443,300	12,523,225
Travelers	357,500	14,528,800
		37,730,065
Health Care – 22.23%
Bristol-Myers Squibb	578,700	12,685,104
Cardinal Health	365,700	11,512,236
Johnson & Johnson	207,100	10,893,460
Merck	462,300	12,366,525
Pfizer	725,200	9,877,224
Quest Diagnostics	263,300	12,501,484
Wyeth	334,900	14,414,096
		84,250,129
Industrials – 2.59%
*Waste Management	383,000	9,804,800
		9,804,800
Information Technology – 13.02%
Intel	853,400	12,843,670
International Business Machines	145,600	14,107,184
Motorola	3,276,600	13,860,018
Xerox	1,879,100	8,549,905
		49,360,777
Materials – 2.82%
*duPont (E.I.) deNemours	478,900	10,693,837
		10,693,837
Telecommunications – 7.15%
AT&T	502,924	12,673,685
Verizon Communications	477,500	14,420,500
		27,094,185
Utilities – 2.89%
Progress Energy	301,700	10,939,642
		10,939,642
Total Common Stock (cost $458,416,863)		362,747,838

	Principal
	Amount
Repurchase Agreement** – 4.32%
BNP Paribas 0.08%, dated 03/31/09, to be
repurchased on 4/1/09, repurchase price $16,386,036
(collateralized by U.S. Government obligations,
6/11/09-2/11/10; with market value $16,722,374)	$16,386,000	16,386,000
Total Repurchase Agreement (cost $16,386,000)		16,386,000

Total Value of Securities Before Securities Lending Collateral – 100.04%
(cost $474,802,863)		379,133,838

	Number of
	Shares
Securities Lending Collateral*** – 4.83%
Investment Companies
Mellon GSL DBT II Collateral Fund	18,909,862	18,289,624
†Mellon GSL DBT II Liquidation Trust	302,595	30
Total Securities Lending Collateral (cost $19,212,457)		18,289,654

Total Value of Securities – 104.87%
(cost $494,015,320)		397,423,492	©
Obligation to Return Securities Lending Collateral*** – (5.07%)		(19,212,457)
Receivables and Other Assets Net of Liabilities (See Notes) – 0.20%		768,494
Net Assets Applicable to 33,401,473 Shares Outstanding – 100.00%		$378,979,529

*Fully or partially on loan.
**See Note 1 in “Notes.”
***See Note 3 in “Notes.”
†Non income producing security.
©Includes $18,461,635 of securities loaned.

Notes

1. Significant Accounting Policies
The following accounting policies are in accordance with U.S. generally accepted accounting principles and are consistently followed by Delaware VIP® Trust-Delaware VIP Value Series (Series).

Security Valuation – Equity securities, except those traded on the Nasdaq Stock Market, Inc. (Nasdaq), are valued at the last quoted sales price as of the time of the regular close of the New York Stock Exchange (NYSE) on the valuation date. Securities traded on the Nasdaq are valued in accordance with the Nasdaq Official Closing Price, which may not be the last sales price. If on a particular day an equity security does not trade, then the mean between the bid and ask prices will be used. Investment companies are valued at net asset value per share. Generally, other securities and assets for which market quotations are not readily available are valued at fair value as determined in good faith under the direction of the Series’ Board of Trustees (Board). In determining whether market quotations are readily available or fair valuation will be used, various factors will be taken into consideration, such as market closures or suspension of trading in a security. The Series may use fair value pricing more frequently for securities traded primarily in non-U.S. markets because, among other things, most foreign markets close well before the Series values its securities at 4:00 p.m. Eastern time. The earlier close of these foreign markets gives rise to the possibility that significant events, including broad market moves, government actions or pronouncements, aftermarket trading, or news events may have occurred in the interim. To account for this, the Series may frequently value foreign securities using fair value prices based on third-party vendor modeling tools (international fair value pricing).

Federal Income Taxes – No provision for federal income taxes has been made as the Series intends to continue to qualify for federal income tax purposes as a regulated investment company under Subchapter M of the Internal Revenue Code of 1986, as amended, and make the requisite distributions to shareholders. The Series evaluates tax positions taken or expected to be taken in the course of preparing the Series’ tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold are recorded as a tax benefit or expense in the current year. The Series did not record any tax benefit or expense in the current period.

Class Accounting – Investment income, common expenses and realized and unrealized gain (loss) on investments are allocated to the classes of the Series on the basis of daily net assets of each class. Distribution expenses relating to a specific class are charged directly to that class.

Repurchase Agreements – The Series may invest in a pooled cash account along with other members of the Delaware Investments® Family of Funds pursuant to an exemptive order issued by the Securities and Exchange Commission. The aggregate daily balance of the pooled cash account is invested in repurchase agreements secured by obligations of the U.S. government. The respective collateral is held by the Series’ custodian bank until the maturity of the respective repurchase agreements. Each repurchase agreement is at least 102% collateralized. However, in the event of default or bankruptcy by the counterparty to the agreement, realization of the collateral may be subject to legal proceedings.

Use of Estimates – The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

Other – Expenses directly attributable to the Series are charged directly to the Series. Other expenses common to various funds within the Delaware Investments® Family of Funds are generally allocated amongst such funds on the basis of average net assets. Management fees and some other expenses are paid monthly. Security transactions are recorded on the date the securities are purchased or sold (trade date) for financial reporting purposes. Costs used in calculating realized gains and losses on the sale of investment securities are those of the specific securities sold. Dividend income is recorded on the ex-dividend date and interest income is recorded on the accrual basis. The Series declares and pays dividends from net investment income and distributions from net realized gain on investments, if any, following the close of the fiscal year.

2. Investments
At March 31, 2009, the cost of investments for federal income tax purposes has been estimated since the final tax characteristics cannot be determined until fiscal year end. At March 31, 2009, the cost of investments and unrealized appreciation (depreciation) for the Series were as follows:

Cost of investments	$495,265,419
Aggregate unrealized appreciation	13,203,283
Aggregate unrealized depreciation	(111,045,210)
Net unrealized depreciation	$(97,841,927)

For federal income tax purposes, at December 31, 2008, capital loss carryforwards of $104,714,217 may be carried forward and applied against future capital gains. Such capital loss carryforwards expire as follows: $1,097,656 expires in 2009, $1,479,986 expires in 2010 and $102,136,575 expires in 2016.

The Series applies Financial Accounting Standards No. 157, Fair Value Measurements (FAS 157). FAS 157 defines fair value as the price that the Series would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. FAS 157 also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity's own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available under the circumstances. The Series’ investment in its entirety is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized below.

Level 1 – inputs are quoted prices in active markets
Level 2 – inputs are observable, directly or indirectly
Level 3 – inputs are unobservable and reflect assumptions on the part of the reporting entity

The following table summarizes the valuation of the Series’ investments by the FAS 157 fair value hierarchy levels as of March 31, 2009:

Securities
Level 1	$379,133,838
Level 2	18,289,624
Level 3	30
Total	$397,423,492

The following is a reconciliation of investments in which significant unobservable inputs (Level 3) were used in determining fair value:

Securities
Balance as of 12/31/08	$9,986
Net change in unrealized
appreciation/depreciation	(9,956)
Balance as of 3/31/09	$30

Net change in unrealized
appreciation/depreciation on
investments still held as of 3/31/09	$(9,955)

3. Securities Lending
The Series, along with other funds in the Delaware Investments® Family of Funds, may lend its securities pursuant to a security lending agreement (Lending Agreement) with The Bank of New York Mellon (BNY Mellon). With respect to each loan, if the aggregate market value of securities collateral held plus cash collateral received on any business day is less than the aggregate market value of the securities which are the subject of such loan, the borrower will be notified to provide additional collateral not less than the applicable collateral requirements. Cash collateral received is generally invested in the Mellon GSL DBT II Collateral Fund (Collective Trust) established by BNY Mellon for the purpose of investment on behalf of clients participating in its securities lending programs. The Collective Trust invests in fixed income securities, with a weighted average maturity not to exceed 90 days, rated in one of the top three tiers by Standard & Poor's Ratings Group or Moody’s Investors Service, Inc. or repurchase agreements collateralized by such securities. The Collective Trust seeks to maintain a net asset value per unit of $1.00, but there can be no assurance that it will always be able to do so. The Series may incur investment losses as a result of investing securities lending collateral in the Collective Trust. This could occur if an investment in the Collective Trust defaulted or if it were necessary to liquidate assets in the Collective Trust to meet returns on outstanding security loans at a time when the Collective Trust's net asset value per unit was less than $1.00. Under those circumstances, the Series may not receive an amount from the Collective Trust that is equal in amount to the collateral the Series would be required to return to the borrower of the securities and the Series would be required to make up for this shortfall. During the fiscal period ended March 31, 2009, BNY Mellon transferred certain distressed securities from the Collective Trust into the Mellon GSL DBT Liquidation Trust. The Series can also accept U.S. government securities and letters of credit (non-cash collateral) in connection with securities loans. In the event of default or bankruptcy by the lending agent, realization and/or retention of the collateral may be subject to legal proceedings. In the event the borrower fails to return loaned securities and the collateral received is insufficient to cover the value of the loaned securities and provided such collateral shortfall is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the Series, or at the discretion of the lending agent, replace the loaned securities. The Series continues to record dividends or interest, as applicable, on the securities loaned and is subject to change in value of the securities loaned that may occur during the term of the loan. The Series has the right under the Lending Agreement to recover the securities from the borrower on demand. With respect to security loans collateralized by non-cash collateral, the Series receives loan premiums paid by the borrower. With respect to security loans collateralized by cash collateral, the earnings from the collateral investments are shared among the Series, the security lending agent and the borrower. The Series records security lending income net of allocations to the security lending agent and the borrower.

At March 31, 2009, the value of securities on loan was $18,461,635, for which cash collateral was received and invested in accordance with the Lending Agreement. Such investments are presented on the schedule of investments under the caption "Securities Lending Collateral".

4. Credit and Market Risk
The Series may invest up to 10% of its net assets in illiquid securities, which may include securities with contractual restrictions on resale, securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended, and other securities which may not be readily marketable. The relative illiquidity of these securities may impair the Series from disposing of them in a timely manner and at a fair price when it is necessary or desirable to do so. While maintaining oversight, the Series’ Board has delegated to Delaware Management Company, a series of Delaware Management Business Trust, the day-to-day functions of determining whether individual securities are liquid for purposes of the Series’ limitation on investments in illiquid assets. Securities eligible for resale pursuant to Rule 144A, which are determined to be liquid, are not subject to the Series’ 10% limit on investments in illiquid securities. As of March 31, 2009, there were no Rule 144A securities and no securities have been determined to be illiquid under the Series’ Liquidity Procedures.

Item 2. Controls and Procedures.

     The registrant’s principal executive officer and principal financial officer have evaluated the registrant’s disclosure controls and procedures within 90 days of the filing of this report and have concluded that they are effective in providing reasonable assurance that the information required to be disclosed by the registrant in its reports or statements filed under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the rules and forms of the Securities and Exchange Commission.

     There were no significant changes in the registrant’s internal control over financial reporting that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

     File as exhibits as part of this Form a separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)), exactly as set forth below: